Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 39.0%
		Basic Materials: 1.7%
1,700,000	(1)	Alpek SAB de CV, 3.250%, 02/25/2031	$1,698,189	0.0
1,725,000	(1),(2)	Anglo American Capital PLC, 2.250%, 03/17/2028	1,695,297	0.0
1,377,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,446,361	0.0
671,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	732,020	0.0
1,846,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	2,189,037	0.0
3,545,000	(2)	Celanese US Holdings LLC, 1.400%, 08/05/2026	3,462,568	0.0
4,505,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,793,072	0.1
3,883,000		Dow Chemical Co., 4.375%, 11/15/2042	4,596,147	0.1
2,092,000		Dow Chemical Co/The, 4.250%, 10/01/2034	2,418,529	0.0
7,790,000	(2)	Ecolab, Inc., 2.125%, 02/01/2032	7,734,207	0.1
1,810,000		Ecolab, Inc., 2.700%, 12/15/2051	1,781,483	0.0
4,695,000		Ecolab, Inc., 2.750%, 08/18/2055	4,620,918	0.1
9,470,000	(1),(2)	Element Solutions, Inc., 3.875%, 09/01/2028	9,530,939	0.1
5,000,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	5,018,750	0.1
5,795,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	6,122,041	0.1
3,000,000	(1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	3,037,784	0.0
3,750,000	(1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	3,640,471	0.0
6,617,000	(1),(2)	Glencore Funding LLC, 2.625%, 09/23/2031	6,437,155	0.1
9,460,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	9,226,007	0.1
4,415,000	(1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	4,491,287	0.0
4,087,000	(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	4,510,005	0.1
5,352,000		Mosaic Co/The, 5.450%, 11/15/2033	6,646,471	0.1
1,748,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	1,832,756	0.0
1,400,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	1,592,787	0.0
2,217,000	(2)	Newmont Corp., 2.250%, 10/01/2030	2,188,481	0.0
8,795,000	(1),(2)	Novelis Corp., 4.750%, 01/30/2030	9,260,959	0.1
7,953,000	(1)	OCI NV, 4.625%, 10/15/2025	8,259,628	0.1
1,325,000	(1)	OCP SA, 3.750%, 06/23/2031	1,291,398	0.0
3,000,000		PPG Industries, Inc., 1.200%, 03/15/2026	2,937,098	0.0
6,090,000	(2)	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	6,049,033	0.1
1,000,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	1,009,940	0.0
3,189,000	(2)	Steel Dynamics, Inc., 1.650%, 10/15/2027	3,122,702	0.0
2,139,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	2,190,161	0.0
2,425,000		Suzano Austria GmbH, 3.750%, 01/15/2031	2,468,626	0.0
4,825,000		Suzano Austria GmbH, 6.000%, 01/15/2029	5,592,175	0.1
2,133,000		Teck Resources Ltd., 5.400%, 02/01/2043	2,606,553	0.0
7,989,000		Teck Resources Ltd., 6.125%, 10/01/2035	10,370,089	0.1
1,499,000		Teck Resources Ltd., 6.000%, 08/15/2040	1,923,099	0.0
9,600,000	(1)	Valvoline, Inc., 3.625%, 06/15/2031	9,309,840	0.1
800,000	(1),(2)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	781,000	0.0
			168,615,063	1.7

		Communications: 3.5%
1,350,000	(2)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	1,304,711	0.0
2,550,000		Alibaba Group Holding Ltd., 2.700%, 02/09/2041	2,331,973	0.0
2,455,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,584,032	0.0
4,500,000		Amazon.com, Inc., 2.875%, 05/12/2041	4,681,823	0.1
2,464,000		Amazon.com, Inc., 3.100%, 05/12/2051	2,637,174	0.0
9,485,000	(1),(2)	ANGI Group LLC, 3.875%, 08/15/2028	9,285,957	0.1
5,879,000		AT&T, Inc., 2.550%, 12/01/2033	5,756,734	0.1
7,317,000		AT&T, Inc., 3.100%, 02/01/2043	7,128,176	0.1
4,990,000	(2)	AT&T, Inc., 3.300%, 02/01/2052	4,900,768	0.1
1,750,000		AT&T, Inc., 3.500%, 06/01/2041	1,802,364	0.0
6,715,000		AT&T, Inc., 3.550%, 09/15/2055	6,750,712	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

9,727,000		AT&T, Inc., 3.650%, 09/15/2059	9,842,308	0.1
3,058,000	(2)	AT&T, Inc., 3.800%, 12/01/2057	3,190,826	0.0
2,219,000		AT&T, Inc., 4.500%, 05/15/2035	2,567,460	0.0
2,314,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	2,259,636	0.0
3,235,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	3,143,367	0.0
4,515,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	4,270,522	0.0
2,520,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	2,531,866	0.0
4,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	4,795,228	0.1
3,860,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,332,386	0.0
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,481,966	0.1
5,000,000		Comcast Corp., 2.650%, 02/01/2030	5,190,731	0.1
4,178,000	(1)	Comcast Corp., 2.887%, 11/01/2051	4,051,829	0.0
3,288,000		Comcast Corp., 3.900%, 03/01/2038	3,727,440	0.0
1,750,000		Comcast Corp., 3.999%, 11/01/2049	2,032,887	0.0
4,440,000		Comcast Corp., 4.000%, 03/01/2048	5,126,958	0.1
5,625,000	(1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	5,265,000	0.1
1,690,000		Corning, Inc., 5.450%, 11/15/2079	2,238,386	0.0
9,000,000	(1),(2)	CSC Holdings LLC, 5.750%, 01/15/2030	8,983,935	0.1
6,310,000	(2)	Discovery Communications LLC, 4.000%, 09/15/2055	6,678,630	0.1
3,750,000	(2)	Discovery Communications LLC, 5.200%, 09/20/2047	4,659,200	0.1
4,750,000	(2)	Discovery Communications LLC, 5.300%, 05/15/2049	5,961,755	0.1
4,655,000	(2)	DISH DBS Corp., 5.125%, 06/01/2029	4,243,591	0.0
4,420,000	(1)	GCI LLC, 4.750%, 10/15/2028	4,542,412	0.1
8,700,000	(1),(2)	Gray Television, Inc., 7.000%, 05/15/2027	9,307,608	0.1
2,000,000	(1),(2)	Millicom International Cellular SA, 4.500%, 04/27/2031	2,018,050	0.0
2,160,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	2,129,276	0.0
2,705,000	(1)	NBN Co. Ltd., 1.625%, 01/08/2027	2,655,674	0.0
3,125,000	(1),(3)	Network i2i Ltd., 3.975%, 12/31/2199	3,138,094	0.0
2,375,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	2,389,552	0.0
5,755,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	5,588,537	0.1
8,700,000	(1),(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	9,388,866	0.1
6,755,000	(2)	Sprint Nextel Corp., 6.875%, 11/15/2028	8,556,423	0.1
3,135,000	(2)	TEGNA, Inc., 4.625%, 03/15/2028	3,175,332	0.0
6,305,000	(2)	TEGNA, Inc., 5.000%, 09/15/2029	6,458,275	0.1
5,690,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	6,695,935	0.1
4,400,000	(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	4,315,571	0.0
900,000	(1),(2)	Tencent Holdings Ltd., 2.880%, 04/22/2031	917,015	0.0
3,420,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,477,494	0.0
1,350,000	(1)	Tencent Holdings Ltd., 3.680%, 04/22/2041	1,404,037	0.0
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,854,888	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,537,138	0.0
2,569,000	(2)	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,551,881	0.0
2,033,000		T-Mobile USA, Inc., 3.300%, 02/15/2051	1,990,259	0.0
4,594,000	(1)	T-Mobile USA, Inc., 3.600%, 11/15/2060	4,563,001	0.1
4,084,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	4,424,610	0.1
10,865,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	11,894,200	0.1
1,048,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	1,200,009	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,459,000		VeriSign, Inc., 2.700%, 06/15/2031	2,474,824	0.0
5,080,000		Verizon Communications, Inc., 2.100%, 03/22/2028	5,093,376	0.1
18,523,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	18,272,173	0.2
1,518,000		Verizon Communications, Inc., 2.987%, 10/30/2056	1,440,305	0.0
2,312,000		Verizon Communications, Inc., 3.400%, 03/22/2041	2,424,848	0.0
11,195,000		Verizon Communications, Inc., 3.700%, 03/22/2061	12,162,848	0.1
3,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	4,041,981	0.0
1,159,000	(2)	Verizon Communications, Inc., 4.000%, 03/22/2050	1,334,368	0.0
2,816,000	(2)	Verizon Communications, Inc., 4.500%, 08/10/2033	3,315,513	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	8,080,201	0.1
8,990,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	9,275,702	0.1
9,400,000	(1),(2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	9,534,514	0.1
7,365,000	(2)	Vodafone Group PLC, 4.375%, 02/19/2043	8,654,655	0.1
2,548,000		Vodafone Group PLC, 5.125%, 06/19/2059	3,362,316	0.0
1,093,000		Walt Disney Co/The, 2.000%, 09/01/2029	1,088,329	0.0
9,400,000	(1),(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	9,277,001	0.1
			359,747,422	3.5

		Consumer, Cyclical: 2.6%
9,460,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	9,314,127	0.1
4,470,000	(1),(2)	Academy Ltd., 6.000%, 11/15/2027	4,774,832	0.1
4,081,818	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	4,469,444	0.1
10,785,000	(1),(2)	Allison Transmission, Inc., 3.750%, 01/30/2031	10,534,518	0.1
8,846,423		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	8,691,507	0.1
496,190		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	512,786	0.0
5,569,987		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	5,490,614	0.1
876,882		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	849,686	0.0
3,931,059		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	3,962,070	0.0
2,515,624	(2)	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	2,399,693	0.0
1,185,938		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	1,186,856	0.0
2,164,225		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	2,111,418	0.0
570,643		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	582,132	0.0
4,900,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	4,987,048	0.1
1,439,491	(1)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	1,536,748	0.0
8,250,000	(1),(2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	8,352,926	0.1
276,549		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	287,042	0.0
4,640,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	4,729,974	0.1
5,000,000	(1)	Daimler Finance North America LLC, 2.550%, 08/15/2022	5,057,415	0.1
2,690,000	(2)	Dana, Inc., 5.375%, 11/15/2027	2,825,307	0.0
6,165,000	(2)	Dana, Inc., 5.625%, 06/15/2028	6,558,820	0.1
1,313,420		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,383,490	0.0
4,433,824		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	4,419,338	0.0
2,975,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	3,128,605	0.0
4,762,884	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	5,204,793	0.1
1,920,000	(1)	Falabella SA, 3.375%, 01/15/2032	1,903,555	0.0
1,650,000	(2)	Falabella SA, 3.750%, 10/30/2027	1,720,430	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

5,215,000		Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	5,619,319	0.1
3,265,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,715,456	0.0
9,750,000	(1),(2)	Gap, Inc./The, 3.875%, 10/01/2031	9,631,927	0.1
4,946,000		General Motors Co., 5.400%, 04/01/2048	6,325,683	0.1
2,333,000	(2)	General Motors Co., 6.125%, 10/01/2025	2,682,274	0.0
3,665,000		General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,812,993	0.0
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,909,294	0.0
1,000,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	975,936	0.0
9,550,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	9,495,326	0.1
4,653,000	(1),(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	4,878,592	0.1
3,750,000		Hasbro, Inc., 3.000%, 11/19/2024	3,905,124	0.0
5,725,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	5,676,023	0.1
3,405,000	(2)	Lowe's Cos, Inc., 1.700%, 10/15/2030	3,239,064	0.0
1,780,000		Lowe's Cos, Inc., 2.800%, 09/15/2041	1,739,698	0.0
2,795,000		McDonald's Corp., 3.500%, 07/01/2027	3,033,325	0.0
4,305,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	4,589,474	0.1
2,679,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,863,864	0.0
6,054,000	(1),(2)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	6,777,809	0.1
9,750,000	(1),(2)	Scotts Miracle-Gro Co/The, 4.000%, 04/01/2031	9,642,506	0.1
8,500,000	(1),(2)	Sonic Automotive, Inc., 4.875%, 11/15/2031	8,595,242	0.1
4,610,000	(1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	4,697,290	0.1
4,414,000		Toyota Motor Credit Corp., 1.150%, 08/13/2027	4,291,042	0.0
4,238,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	4,251,451	0.0
3,059,431		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	3,175,224	0.0
854,723		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	894,940	0.0
1,646,755		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	1,726,630	0.0
3,006,634		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,101,459	0.0
2,980,727		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	2,957,084	0.0
7,328,804		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	7,483,563	0.1
1,150,513		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	1,143,681	0.0
181,563		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	199,223	0.0
2,270,522		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	2,382,558	0.0
584,661		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	582,868	0.0
9,625,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	9,372,681	0.1
9,120,000	(1),(2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	9,408,420	0.1
			261,752,217	2.6

		Consumer, Non-cyclical: 6.3%
2,740,000		AbbVie, Inc., 2.300%, 11/21/2022	2,778,832	0.0
5,636,000		AbbVie, Inc., 2.600%, 11/21/2024	5,851,527	0.1
3,442,000		AbbVie, Inc., 2.900%, 11/06/2022	3,506,068	0.0
1,609,000		AbbVie, Inc., 4.050%, 11/21/2039	1,849,678	0.0
10,195,000		AbbVie, Inc., 4.300%, 05/14/2036	12,039,072	0.1
4,325,000		AbbVie, Inc., 4.400%, 11/06/2042	5,172,394	0.1
601,000		AbbVie, Inc., 4.450%, 05/14/2046	728,615	0.0
7,965,000		AbbVie, Inc., 4.500%, 05/14/2035	9,543,170	0.1
1,538,000		AbbVie, Inc., 4.550%, 03/15/2035	1,852,092	0.0
2,298,000		AbbVie, Inc., 4.625%, 10/01/2042	2,817,064	0.0
4,825,000	(1),(2)	ADT Security Corp./The, 4.125%, 08/01/2029	4,761,334	0.1
6,638,000		Aetna, Inc., 4.500%, 05/15/2042	7,877,685	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,398,000		Aetna, Inc., 6.625%, 06/15/2036	4,826,642	0.1
7,490,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	7,517,638	0.1
1,760,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,868,029	0.0
5,717,000	(2)	Altria Group, Inc., 2.450%, 02/04/2032	5,433,924	0.1
4,971,000		Altria Group, Inc., 3.700%, 02/04/2051	4,642,703	0.1
533,000		Altria Group, Inc., 4.800%, 02/14/2029	601,704	0.0
1,325,000		Altria Group, Inc., 5.800%, 02/14/2039	1,594,947	0.0
1,326,000		Altria Group, Inc., 5.950%, 02/14/2049	1,658,262	0.0
8,000,000	(2)	AmerisourceBergen Corp., 3.400%, 05/15/2024	8,362,815	0.1
5,275,000		Amgen, Inc., 3.000%, 01/15/2052	5,131,163	0.1
10,519,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	12,714,567	0.1
10,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	12,668,464	0.1
2,495,000		Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,782,501	0.0
4,324,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	5,669,194	0.1
4,196,000		Anthem, Inc., 2.875%, 09/15/2029	4,395,839	0.1
1,598,000		Anthem, Inc., 3.500%, 08/15/2024	1,688,417	0.0
2,636,000		Astrazeneca Finance LLC, 1.750%, 05/28/2028	2,622,704	0.0
2,684,000	(2)	AstraZeneca PLC, 0.700%, 04/08/2026	2,598,745	0.0
7,854,000		AstraZeneca PLC, 3.375%, 11/16/2025	8,436,966	0.1
14,471,000	(2)	BAT Capital Corp., 2.259%, 03/25/2028	14,113,484	0.1
2,393,000	(2)	BAT Capital Corp., 2.726%, 03/25/2031	2,325,099	0.0
1,005,000		BAT Capital Corp., 3.215%, 09/06/2026	1,046,996	0.0
2,393,000		BAT Capital Corp., 3.734%, 09/25/2040	2,303,356	0.0
4,880,000		BAT Capital Corp., 4.390%, 08/15/2037	5,150,519	0.1
2,120,000	(1),(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,868,886	0.0
2,491,000	(1),(2)	Baxter International, Inc., 1.915%, 02/01/2027	2,501,656	0.0
4,955,000	(1),(2)	Baxter International, Inc., 2.272%, 12/01/2028	4,994,883	0.1
3,770,000	(1),(2)	Baxter International, Inc., 2.539%, 02/01/2032	3,812,762	0.0
2,008,000	(1)	Baxter International, Inc., 3.132%, 12/01/2051	2,071,062	0.0
1,233,000		Becton Dickinson and Co., 3.363%, 06/06/2024	1,291,546	0.0
900,000	(2)	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	853,827	0.0
3,421,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	4,053,895	0.0
5,320,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	6,590,695	0.1
5,040,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	4,973,514	0.1
4,500,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	5,428,915	0.1
4,300,000		Centene Corp., 3.375%, 02/15/2030	4,386,236	0.1
4,420,000		Centene Corp., 4.625%, 12/15/2029	4,774,440	0.1
9,230,000	(2)	Central Garden & Pet Co., 4.125%, 10/15/2030	9,324,377	0.1
3,471,000		Cigna Corp., 3.250%, 04/15/2025	3,648,376	0.0
2,145,000		Cigna Corp., 3.400%, 03/15/2050	2,232,558	0.0
7,297,000		Cigna Corp., 4.800%, 08/15/2038	8,991,468	0.1
4,165,000		Cigna Corp., 4.900%, 12/15/2048	5,395,107	0.1
2,800,000		Coca-Cola Co/The, 2.875%, 05/05/2041	2,920,199	0.0
4,020,000	(2)	CVS Health Corp., 2.125%, 09/15/2031	3,941,094	0.0
4,475,000		CVS Health Corp., 2.700%, 08/21/2040	4,319,727	0.0
2,465,000		CVS Health Corp., 3.875%, 07/20/2025	2,651,276	0.0
3,492,000		CVS Health Corp., 4.125%, 04/01/2040	4,017,263	0.0
2,326,000		CVS Health Corp., 4.780%, 03/25/2038	2,836,323	0.0
7,825,000		CVS Health Corp., 5.050%, 03/25/2048	10,248,731	0.1
7,379,000	(1),(2)	Danone SA, 2.947%, 11/02/2026	7,769,378	0.1
5,640,000	(1),(2)	DaVita, Inc., 3.750%, 02/15/2031	5,505,430	0.1
4,030,000	(1),(2)	DaVita, Inc., 4.625%, 06/01/2030	4,133,007	0.0
4,189,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	4,458,018	0.1
3,720,000	(1),(2)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	3,682,231	0.0
4,340,000		General Mills, Inc., 4.000%, 04/17/2025	4,663,531	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,718,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	1,711,456	0.0
1,540,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	1,629,107	0.0
1,644,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	2,008,708	0.0
4,928,000	(2)	Global Payments, Inc., 1.200%, 03/01/2026	4,788,019	0.1
11,343,000		Global Payments, Inc., 2.650%, 02/15/2025	11,665,324	0.1
1,843,000	(1)	GXO Logistics, Inc., 1.650%, 07/15/2026	1,800,233	0.0
8,542,000		HCA, Inc., 4.125%, 06/15/2029	9,408,435	0.1
3,076,000	(2)	HCA, Inc., 4.500%, 02/15/2027	3,390,363	0.0
1,425,000		HCA, Inc., 5.125%, 06/15/2039	1,757,904	0.0
1,449,000		HCA, Inc., 5.250%, 04/15/2025	1,604,171	0.0
622,000		HCA, Inc., 5.250%, 06/15/2049	800,353	0.0
1,820,000		HCA, Inc., 5.500%, 06/15/2047	2,387,260	0.0
2,509,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,505,324	0.0
4,500,000	(2)	Hormel Foods Corp., 3.050%, 06/03/2051	4,791,525	0.1
3,305,000		Humana, Inc., 1.350%, 02/03/2027	3,215,305	0.0
4,605,000		Humana, Inc., 2.150%, 02/03/2032	4,458,032	0.1
5,172,000		Humana, Inc., 3.125%, 08/15/2029	5,424,422	0.1
4,873,000		Humana, Inc., 4.500%, 04/01/2025	5,314,680	0.1
3,350,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,587,355	0.0
3,705,000		Johnson & Johnson, 3.625%, 03/03/2037	4,260,769	0.0
4,490,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	5,282,043	0.1
3,255,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	4,792,848	0.1
1,400,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	1,466,643	0.0
1,434,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	1,504,106	0.0
10,340,000	(1),(2)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	10,680,548	0.1
3,585,000	(1),(2)	Mars, Inc., 0.875%, 07/16/2026	3,484,262	0.0
2,495,000	(1)	Mars, Inc., 3.875%, 04/01/2039	2,890,925	0.0
841,000	(1)	Mars, Inc., 4.125%, 04/01/2054	1,055,936	0.0
4,730,000		McKesson Corp., 1.300%, 08/15/2026	4,622,037	0.1
1,484,000		Medtronic, Inc., 4.375%, 03/15/2035	1,828,384	0.0
6,461,000		Merck & Co., Inc., 1.900%, 12/10/2028	6,495,502	0.1
2,683,000	(2)	Merck & Co., Inc., 2.150%, 12/10/2031	2,692,708	0.0
2,027,000		Merck & Co., Inc., 2.750%, 12/10/2051	2,009,570	0.0
2,095,000		Merck & Co., Inc., 2.900%, 12/10/2061	2,088,775	0.0
9,750,000	(1)	Mozart Debt Merger Sub, Inc., 3.875%, 04/01/2029	9,735,083	0.1
4,946,000		Mylan, Inc., 5.200%, 04/15/2048	6,137,631	0.1
4,616,000	(1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	4,500,641	0.1
9,120,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	9,283,978	0.1
3,295,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	3,471,125	0.0
2,575,000	(2)	PepsiCo, Inc., 2.625%, 10/21/2041	2,610,498	0.0
874,000	(2)	PepsiCo, Inc., 2.750%, 10/21/2051	898,072	0.0
712,000	(2)	PerkinElmer, Inc., 1.900%, 09/15/2028	696,047	0.0
7,252,000		PerkinElmer, Inc., 3.300%, 09/15/2029	7,683,425	0.1
1,689,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,820,612	0.0
3,240,000	(1),(2)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	3,277,778	0.0
6,400,000	(1),(2)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	6,729,888	0.1
1,330,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,357,012	0.0
8,000,000	(1),(2)	Post Holdings, Inc., 5.500%, 12/15/2029	8,418,320	0.1
9,830,000	(1),(2)	Prestige Brands, Inc., 3.750%, 04/01/2031	9,549,992	0.1
9,540,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	9,460,246	0.1
7,480,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	7,082,125	0.1
3,755,000		Reynolds American, Inc., 5.700%, 08/15/2035	4,459,983	0.1
3,028,000	(2)	Reynolds American, Inc., 5.850%, 08/15/2045	3,687,129	0.0
818,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,005,228	0.0
3,480,000	(1)	Roche Holdings, Inc., 1.930%, 12/13/2028	3,503,605	0.0
6,490,000	(1)	Roche Holdings, Inc., 2.076%, 12/13/2031	6,476,344	0.1
2,915,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	2,868,180	0.0
1,626,000		Royalty Pharma PLC, 1.200%, 09/02/2025	1,593,165	0.0
2,055,000	(2)	Royalty Pharma PLC, 1.750%, 09/02/2027	2,020,388	0.0
2,921,000		Royalty Pharma PLC, 2.200%, 09/02/2030	2,830,758	0.0
15,425,000		Royalty Pharma PLC, 3.550%, 09/02/2050	15,329,626	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,420,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	3,352,901	0.0
1,823,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	1,858,999	0.0
1,375,000	(2)	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,428,449	0.0
9,250,000	(1),(2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	9,409,748	0.1
2,461,000	(1)	Triton Container International Ltd., 2.050%, 04/15/2026	2,444,079	0.0
2,636,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	2,661,193	0.0
4,190,000		United Rentals North America, Inc., 4.000%, 07/15/2030	4,311,238	0.0
4,025,000		United Rentals North America, Inc., 4.875%, 01/15/2028	4,236,715	0.0
1,470,000	(2)	UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,495,406	0.0
748,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	783,954	0.0
5,425,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	5,880,878	0.1
2,117,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	2,351,740	0.0
4,990,000		Viatris, Inc., 2.700%, 06/22/2030	5,012,423	0.1
9,504,000		Viatris, Inc., 3.850%, 06/22/2040	10,082,558	0.1
3,130,000	(2)	Viatris, Inc., 4.000%, 06/22/2050	3,341,066	0.0
3,086,000	(1)	Viterra Finance BV, 2.000%, 04/21/2026	3,069,300	0.0
			642,883,178	6.3

		Energy: 4.2%
9,210,000		Apache Corp., 5.100%, 09/01/2040	10,421,852	0.1
1,924,000	(2)	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	1,942,416	0.0
2,621,000	(2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	2,523,302	0.0
4,250,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	4,378,440	0.1
3,610,000	(2),(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	3,907,825	0.1
1,140,000		Burlington Resources LLC, 5.950%, 10/15/2036	1,555,456	0.0
1,220,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	1,686,181	0.0
3,309,000	(2)	Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	3,324,721	0.0
3,260,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	4,067,939	0.1
3,000,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	3,215,995	0.0
265,000	(2)	Chevron USA, Inc., 3.250%, 10/15/2029	286,581	0.0
4,600,000	(1),(2)	ConocoPhillips, 2.400%, 02/15/2031	4,619,483	0.1
2,719,000	(1)	ConocoPhillips, 3.750%, 10/01/2027	2,982,528	0.0
2,765,000	(2)	Continental Resources, Inc., 4.900%, 06/01/2044	3,068,818	0.0
6,000,000	(1)	Coterra Energy, Inc., 3.900%, 05/15/2027	6,452,110	0.1
9,480,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	9,667,230	0.1
3,662,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	3,801,566	0.1
783,000	(2)	Diamondback Energy, Inc., 3.125%, 03/24/2031	807,815	0.0
4,245,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	4,479,981	0.1
7,532,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	7,995,210	0.1
54,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	62,036	0.0
1,436,000	(2)	Diamondback Energy, Inc., 4.750%, 05/31/2025	1,574,307	0.0
8,250,000		Ecopetrol SA, 6.875%, 04/29/2030	9,223,211	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,293,865	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	410,922	0.0
5,373,000	(2),(3)	Enbridge, Inc., 5.750%, 07/15/2080	5,977,462	0.1
1,263,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,323,538	0.0
325,000		Energy Transfer L.P., 4.250%, 04/01/2024	341,380	0.0
645,000		Energy Transfer L.P., 4.900%, 03/15/2035	730,905	0.0
4,946,000		Energy Transfer L.P., 5.300%, 04/01/2044	5,676,000	0.1
7,500,000		Energy Transfer L.P., 5.300%, 04/15/2047	8,711,324	0.1
1,003,000		Energy Transfer L.P., 5.350%, 05/15/2045	1,155,737	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,075,000		Energy Transfer L.P., 5.800%, 06/15/2038	3,731,744	0.0
1,389,000	(2)	Enterprise Products Operating LLC, 3.950%, 01/31/2060	1,504,317	0.0
3,800,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,562,599	0.0
2,642,000	(2)	Equinor ASA, 3.125%, 04/06/2030	2,841,248	0.0
1,850,000		Exxon Mobil Corp., 4.227%, 03/19/2040	2,188,003	0.0
4,491,000	(1)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	4,515,149	0.1
825,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	810,551	0.0
1,000,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	997,642	0.0
3,450,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	3,742,450	0.0
3,250,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	3,114,234	0.0
9,050,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	8,762,255	0.1
9,800,000	(1),(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	10,022,048	0.1
163,000		Halliburton Co., 3.500%, 08/01/2023	168,338	0.0
136,000	(2)	Halliburton Co., 3.800%, 11/15/2025	146,334	0.0
9,127,000		Hess Corp., 5.600%, 02/15/2041	11,290,404	0.1
9,750,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	9,693,499	0.1
5,775,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,388,998	0.1
2,650,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,095,534	0.0
1,575,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,839,798	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,381,468	0.0
4,050,000	(2)	Kinder Morgan, Inc., 3.600%, 02/15/2051	4,082,298	0.1
2,332,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	2,955,053	0.0
2,000,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	1,951,870	0.0
1,971,000	(1)	Lundin Energy Finance BV, 2.000%, 07/15/2026	1,959,200	0.0
3,850,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	4,203,320	0.1
4,062,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	4,791,464	0.1
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,720,368	0.0
2,897,000	(2)	MPLX L.P., 1.750%, 03/01/2026	2,870,796	0.0
2,026,000	(2)	MPLX L.P., 2.650%, 08/15/2030	2,019,107	0.0
1,095,000	(2)	MPLX L.P., 4.700%, 04/15/2048	1,266,378	0.0
1,388,000		MPLX L.P., 5.200%, 03/01/2047	1,703,421	0.0
2,671,000		MPLX L.P., 5.200%, 12/01/2047	3,252,002	0.0
3,230,000		MPLX L.P., 5.500%, 02/15/2049	4,134,482	0.1
2,015,000	(1)	Northern Natural Gas Co., 3.400%, 10/16/2051	2,075,338	0.0
2,187,000		ONEOK Partners L.P., 6.125%, 02/01/2041	2,765,064	0.0
2,785,000		ONEOK Partners L.P., 6.200%, 09/15/2043	3,612,574	0.0
1,910,000		ONEOK, Inc., 2.200%, 09/15/2025	1,931,129	0.0
5,000,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	4,780,914	0.1
6,075,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	6,214,078	0.1
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	888,418	0.0
16,250,000	(2)	Petrobras Global Finance BV, 5.600%, 01/03/2031	17,237,350	0.2
2,280,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	2,383,010	0.0
4,000,000	(1),(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,180,720	0.1
7,000,000	(2)	Petroleos Mexicanos, 5.950%, 01/28/2031	6,815,900	0.1
11,603,000	(1),(2)	Petroleos Mexicanos, 6.700%, 02/16/2032	11,741,946	0.1
1,250,000	(1)	Petronas Capital Ltd., 2.480%, 01/28/2032	1,255,661	0.0
4,200,000	(1)	Petronas Energy Canada Ltd., 2.112%, 03/23/2028	4,205,143	0.1
1,425,000	(2)	Phillips 66, 0.900%, 02/15/2024	1,415,125	0.0
2,223,000		Phillips 66, 3.300%, 03/15/2052	2,224,710	0.0
8,387,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	8,697,454	0.1
3,962,000	(2)	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	4,352,454	0.1
3,468,000	(2)	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,785,830	0.0
4,825,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	5,248,237	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

510,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	561,605	0.0
1,450,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,479,643	0.0
950,000	(1)	Qatar Energy, 3.125%, 07/12/2041	962,595	0.0
2,025,000	(1)	Qatar Energy, 3.300%, 07/12/2051	2,091,880	0.0
2,550,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	2,569,706	0.0
1,890,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	2,071,934	0.0
2,203,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	2,476,036	0.0
2,150,000	(2)	Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	2,388,682	0.0
3,104,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	3,163,666	0.0
3,750,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	3,655,969	0.0
1,750,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	1,709,787	0.0
2,675,000	(1),(2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	2,807,845	0.0
3,000,000	(1),(2)	Schlumberger Investment SA, 2.400%, 08/01/2022	3,019,194	0.0
1,495,000		Shell International Finance BV, 2.875%, 11/26/2041	1,499,204	0.0
4,360,000		Shell International Finance BV, 4.125%, 05/11/2035	5,096,004	0.1
9,065,000		Southwestern Energy Co., 5.375%, 02/01/2029	9,599,064	0.1
3,000,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	3,003,675	0.0
4,282,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	4,347,239	0.1
1,290,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,361,196	0.0
4,932,000	(2)	Valero Energy Corp., 2.850%, 04/15/2025	5,112,752	0.1
2,975,000		Valero Energy Corp., 3.650%, 12/01/2051	2,962,840	0.0
9,065,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	10,936,560	0.1
10,875,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	11,760,161	0.1
2,726,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	3,397,692	0.0
1,846,000		Williams Partners L.P., 3.600%, 03/15/2022	1,847,674	0.0
			426,066,166	4.2

		Financial: 11.8%
3,581,000	(1),(3)	ABN AMRO Bank NV, 2.470%, 12/13/2029	3,583,903	0.0
5,069,000	(1),(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	5,070,219	0.1
1,000,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	1,033,181	0.0
6,000,000	(1),(2)	ABN AMRO Bank NV, 4.750%, 07/28/2025	6,544,311	0.1
3,463,000	(2)	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	3,530,911	0.0
10,894,000	(2)	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	11,104,926	0.1
6,085,000		American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	6,023,590	0.1
2,537,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	2,490,836	0.0
6,046,000		American International Group, Inc., 3.400%, 06/30/2030	6,545,144	0.1
7,958,000		American International Group, Inc., 3.875%, 01/15/2035	8,812,529	0.1
3,670,000		American International Group, Inc., 3.900%, 04/01/2026	3,981,477	0.0
4,330,000	(2)	American International Group, Inc., 4.250%, 03/15/2029	4,952,398	0.1
1,147,000		American International Group, Inc., 4.375%, 01/15/2055	1,410,930	0.0
4,248,000		American International Group, Inc., 4.500%, 07/16/2044	5,243,971	0.1
2,202,000		American International Group, Inc., 4.800%, 07/10/2045	2,828,422	0.0
2,649,000	(1),(2)	ANZ New Zealand Int'l Ltd./London, 1.250%, 06/22/2026	2,606,920	0.0
4,963,000		Assurant, Inc., 2.650%, 01/15/2032	4,874,071	0.1
6,442,000		Assurant, Inc., 3.700%, 02/22/2030	6,844,412	0.1
5,689,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	5,835,306	0.1
3,452,000	(1),(2)	Athene Global Funding, 2.950%, 11/12/2026	3,610,991	0.0
2,378,000	(1),(2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	2,312,179	0.0
1,137,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,170,772	0.0
2,027,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	2,127,220	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

4,559,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	4,991,383	0.1
1,759,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	1,728,058	0.0
5,232,000	(1),(2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	5,137,420	0.1
1,151,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	1,176,633	0.0
4,775,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	5,065,055	0.1
4,250,000		Banco de Bogota SA, 6.250%, 05/12/2026	4,595,716	0.1
764,000	(2)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	836,137	0.0
3,750,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,525,037	0.0
4,200,000		Banco Santander SA, 2.746%, 05/28/2025	4,344,566	0.0
1,600,000	(2)	Banco Santander SA, 2.958%, 03/25/2031	1,634,075	0.0
3,600,000		Banco Santander SA, 3.125%, 02/23/2023	3,685,718	0.0
4,000,000	(2),(3)	Banco Santander SA, 3.225%, 11/22/2032	4,008,122	0.0
4,175,000		Bancolombia SA, 3.000%, 01/29/2025	4,196,119	0.0
7,100,000	(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	7,377,113	0.1
3,975,000		Bank Hapoalim, 3.255%, 01/21/2032	3,935,250	0.0
8,000,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	7,907,851	0.1
5,462,000	(2),(3)	Bank of America Corp., 1.197%, 10/24/2026	5,355,724	0.1
4,500,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	4,469,707	0.1
3,180,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	3,046,917	0.0
3,901,000	(3)	Bank of America Corp., 1.922%, 10/24/2031	3,739,344	0.0
1,495,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	1,515,317	0.0
6,145,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	6,106,473	0.1
4,990,000	(3)	Bank of America Corp., 2.572%, 10/20/2032	5,017,602	0.1
7,858,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	7,577,044	0.1
7,450,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	7,568,392	0.1
5,000,000	(3)	Bank of America Corp., 2.884%, 10/22/2030	5,167,922	0.1
3,625,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	3,826,582	0.0
2,300,000	(2),(3)	Bank of America Corp., 3.550%, 03/05/2024	2,368,883	0.0
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	2,076,370	0.0
1,718,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	1,881,366	0.0
2,645,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	3,044,267	0.0
2,000,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	2,411,805	0.0
7,307,000		Bank of America Corp., 4.183%, 11/25/2027	8,000,259	0.1
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	4,963,067	0.1
9,614,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	10,725,939	0.1
5,594,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	6,004,694	0.1
1,750,000	(2)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,791,520	0.0
4,740,000	(3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	5,091,056	0.1
2,828,000	(1)	Banque Federative du Credit Mutuel SA, 1.604%, 10/04/2026	2,790,858	0.0
11,500,000	(1),(2)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	11,793,485	0.1
3,687,000	(3)	Barclays PLC, 3.564%, 09/23/2035	3,780,398	0.0
1,687,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	1,666,865	0.0
1,500,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	1,846,342	0.0
2,120,000	(2)	BlackRock, Inc., 2.100%, 02/25/2032	2,105,229	0.0
2,362,000	(1),(2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	2,295,799	0.0
6,340,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	6,110,520	0.1
4,915,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	4,796,421	0.1
3,574,000	(1)	Blackstone Private Credit Fund, 2.625%, 12/15/2026	3,486,391	0.0
2,860,000	(1)	Blackstone Secured Lending Fund, 2.850%, 09/30/2028	2,790,410	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

5,150,000	(1),(3)	BNP Paribas SA, 2.219%, 06/09/2026	5,202,123	0.1
2,641,000	(1),(3)	BNP Paribas SA, 2.588%, 08/12/2035	2,533,079	0.0
8,000,000	(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	8,237,736	0.1
4,499,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	4,726,849	0.1
3,062,000	(2)	Boston Properties L.P., 3.250%, 01/30/2031	3,211,834	0.0
4,875,000	(1),(3)	BPCE SA, 2.277%, 01/20/2032	4,702,160	0.1
7,000,000	(1)	BPCE SA, 2.700%, 10/01/2029	7,155,044	0.1
3,633,000	(1),(3)	BPCE SA, 3.116%, 10/19/2032	3,648,555	0.0
2,348,000	(1),(2),(3)	BPCE SA, 3.582%, 10/19/2042	2,403,211	0.0
2,094,000	(1)	BPCE SA, 5.150%, 07/21/2024	2,269,127	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	7,549,573	0.1
11,000,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	11,245,434	0.1
4,975,000	(2),(3)	Capital One Financial Corp., 1.878%, 11/02/2027	4,952,509	0.1
5,030,000	(2),(3)	Capital One Financial Corp., 2.618%, 11/02/2032	5,021,951	0.1
1,127,000	(2)	Capital One Financial Corp., 3.650%, 05/11/2027	1,214,912	0.0
3,000,000	(2)	CBRE Services, Inc., 2.500%, 04/01/2031	3,020,481	0.0
3,329,000	(2),(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	3,636,933	0.0
6,675,000	(2)	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	6,294,417	0.1
1,986,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	1,996,036	0.0
1,071,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	1,095,981	0.0
3,161,000		CI Financial Corp., 4.100%, 06/15/2051	3,433,716	0.0
2,459,000	(3)	Citigroup, Inc., 1.462%, 06/09/2027	2,418,089	0.0
1,601,000	(3)	Citigroup, Inc., 2.561%, 05/01/2032	1,610,997	0.0
1,897,000	(3)	Citigroup, Inc., 2.904%, 11/03/2042	1,881,875	0.0
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,563,458	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,177,098	0.0
5,433,000	(1)	CNO Global Funding, 1.750%, 10/07/2026	5,370,422	0.1
1,201,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	1,306,946	0.0
638,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	692,631	0.0
2,977,000	(1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	2,930,672	0.0
1,520,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,631,979	0.0
3,693,000	(1),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	3,595,436	0.0
4,027,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	3,972,354	0.0
9,163,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	9,933,836	0.1
2,700,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,632,891	0.0
13,000,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	13,035,699	0.1
3,611,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,621,587	0.0
4,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	4,387,969	0.1
3,222,000	(1),(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	3,242,752	0.0
6,870,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	6,982,366	0.1
8,409,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	8,592,014	0.1
1,732,000	(2)	Crown Castle International Corp., 1.050%, 07/15/2026	1,674,377	0.0
3,580,000	(2)	CubeSmart L.P., 2.250%, 12/15/2028	3,583,511	0.0
2,030,000		CubeSmart L.P., 2.500%, 02/15/2032	2,023,391	0.0
4,910,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	4,841,641	0.1
2,005,000	(1),(2)	Danske Bank A/S, 5.000%, 01/12/2022	2,006,786	0.0
2,407,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	2,432,574	0.0
2,000,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	1,992,528	0.0
2,897,000		Discover Bank, 4.250%, 03/13/2026	3,164,471	0.0
2,404,000	(2),(3)	Discover Bank, 4.682%, 08/09/2028	2,513,301	0.0
6,261,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	6,078,816	0.1
10,350,000		Essex Portfolio L.P., 3.375%, 04/15/2026	10,990,389	0.1
7,000,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	7,092,204	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

750,000		Fondo Mivivienda SA, 3.500%, 01/31/2023	765,180	0.0
4,913,000	(3)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	4,816,221	0.1
2,464,000	(3)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	2,454,385	0.0
95,000	(3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	98,706	0.0
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	5,996,000	0.1
1,680,000	(2)	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	2,189,967	0.0
792,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,124,892	0.0
3,494,000	(1),(2)	Hartford Financial Services Group, Inc./The, 2.281%, (US0003M + 2.125%), 02/12/2067	3,337,546	0.0
1,171,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	1,577,104	0.0
8,475,000	(1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	8,571,106	0.1
3,779,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	3,697,838	0.0
2,569,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,549,710	0.0
5,105,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	5,001,105	0.1
6,500,000	(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	6,547,112	0.1
7,605,000	(3)	HSBC Holdings PLC, 2.206%, 08/17/2029	7,463,440	0.1
4,280,000	(2),(3)	HSBC Holdings PLC, 2.251%, 11/22/2027	4,291,432	0.0
4,759,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,884,394	0.1
8,250,000	(2),(3)	HSBC Holdings PLC, 2.871%, 11/22/2032	8,327,542	0.1
8,523,000	(3)	HSBC Holdings PLC, 3.262%, 03/13/2023	8,563,628	0.1
2,924,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	3,174,741	0.0
4,593,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	4,968,282	0.1
4,085,000		HSBC Holdings PLC, 4.300%, 03/08/2026	4,480,631	0.1
4,751,000	(2),(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	4,762,878	0.1
4,831,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	5,211,441	0.1
6,599,000		ING Groep NV, 3.550%, 04/09/2024	6,920,920	0.1
3,483,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	3,351,577	0.0
4,325,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	4,281,459	0.0
2,500,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	2,537,038	0.0
1,200,000	(1),(3)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	1,153,830	0.0
6,236,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	6,178,686	0.1
3,479,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,368,746	0.0
7,030,000	(2),(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	6,894,113	0.1
6,579,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	6,343,318	0.1
6,322,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	6,274,016	0.1
3,784,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,817,641	0.0
5,000,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	5,116,792	0.1
4,205,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	4,007,060	0.0
9,121,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	9,182,457	0.1
6,332,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	6,420,126	0.1
6,884,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	7,199,536	0.1
3,766,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	4,039,569	0.0
10,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,337	0.0
4,270,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,451,683	0.1
3,700,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,926,873	0.0
2,423,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	2,848,716	0.0
2,825,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	3,208,859	0.0
3,310,000		Kilroy Realty L.P., 2.650%, 11/15/2033	3,221,584	0.0
2,990,000		Kilroy Realty L.P., 3.450%, 12/15/2024	3,133,546	0.0
2,641,000	(2)	Kite Realty Group L.P., 4.000%, 10/01/2026	2,804,806	0.0
2,500,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	2,458,884	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

9,750,000	(1),(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	10,010,374	0.1
4,356,000		Life Storage L.P., 2.400%, 10/15/2031	4,286,492	0.0
2,545,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,596,412	0.0
2,849,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,895,481	0.0
9,810,000		Main Street Capital Corp., 3.000%, 07/14/2026	9,849,052	0.1
4,310,000		Main Street Capital Corp., 5.200%, 05/01/2024	4,597,283	0.1
2,755,000		Mid-America Apartments L.P., 2.875%, 09/15/2051	2,721,836	0.0
7,183,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	7,149,129	0.1
3,475,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	3,415,039	0.0
4,479,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	4,571,103	0.1
725,000	(2)	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	754,826	0.0
2,750,000	(1),(2),(3)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	2,739,688	0.0
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,600,414	0.1
5,774,000	(3)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	5,790,005	0.1
3,417,000	(3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,470,346	0.0
2,726,000	(2),(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	2,800,365	0.0
660,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	704,534	0.0
3,912,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	3,862,942	0.0
15,500,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	15,261,604	0.2
5,685,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	5,631,958	0.1
4,939,000	(3)	Morgan Stanley, 1.794%, 02/13/2032	4,680,590	0.1
5,414,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	5,524,369	0.1
21,541,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	21,091,658	0.2
5,581,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	5,581,632	0.1
1,890,000	(2),(3)	Morgan Stanley, 3.622%, 04/01/2031	2,061,632	0.0
2,750,000		Morgan Stanley, 3.875%, 01/27/2026	2,976,504	0.0
3,524,000		Morgan Stanley, 4.000%, 07/23/2025	3,822,324	0.0
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	2,931,067	0.0
9,345,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	9,464,523	0.1
5,050,000	(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	4,843,557	0.1
3,590,000	(1),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,809,591	0.0
3,865,000	(1),(2)	Nationwide Building Society, 1.500%, 10/13/2026	3,794,667	0.0
9,520,000	(1),(3)	Nationwide Building Society, 4.363%, 08/01/2024	9,973,246	0.1
3,595,000	(2),(3)	NatWest Group PLC, 3.032%, 11/28/2035	3,551,444	0.0
2,910,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	3,028,866	0.0
6,418,000		NatWest Group PLC, 3.875%, 09/12/2023	6,695,127	0.1
459,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	485,933	0.0
5,954,000	(3)	NatWest Group PLC, 4.519%, 06/25/2024	6,230,750	0.1
4,725,000		Navient Corp., 5.000%, 03/15/2027	4,823,634	0.1
1,000,000	(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,021,350	0.0
4,015,000	(1),(3)	Nordea Bank Abp, 3.750%, 12/31/2199	3,816,258	0.0
1,345,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,448,491	0.0
4,918,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	4,872,362	0.1
4,068,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	4,493,363	0.1
3,657,000	(2)	Oaktree Specialty Lending Corp., 2.700%, 01/15/2027	3,630,921	0.0
2,799,000		Old Republic International Corp., 3.850%, 06/11/2051	3,017,122	0.0
7,000,000		ORIX Corp., 3.250%, 12/04/2024	7,380,689	0.1
2,000,000	(1),(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	1,985,640	0.0
2,500,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	2,489,378	0.0
7,222,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	7,607,378	0.1
3,412,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	3,498,713	0.0
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,666,897	0.0
1,747,000		Public Storage, 1.950%, 11/09/2028	1,742,318	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,747,000		Public Storage, 2.250%, 11/09/2031	1,757,793	0.0
5,055,000	(1),(2)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	5,138,610	0.1
5,175,000	(1),(2)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033	5,249,468	0.1
5,928,000		Realty Income Corp., 2.200%, 06/15/2028	5,988,114	0.1
3,152,000		Regency Centers L.P., 2.950%, 09/15/2029	3,274,813	0.0
1,417,000	(2)	Regency Centers L.P., 3.700%, 06/15/2030	1,552,623	0.0
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,321,939	0.0
5,079,000	(2)	Royal Bank of Canada, 2.300%, 11/03/2031	5,108,378	0.1
2,604,000	(2)	Sabra Health Care L.P., 3.200%, 12/01/2031	2,547,571	0.0
3,572,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	3,816,484	0.0
1,350,000	(1),(3)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	1,334,374	0.0
2,250,000		Simon Property Group L.P., 1.750%, 02/01/2028	2,208,190	0.0
6,383,000	(1),(3)	Societe Generale SA, 1.792%, 06/09/2027	6,249,764	0.1
2,815,000	(1),(2),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	2,728,714	0.0
5,170,000	(1),(3)	Standard Chartered PLC, 1.822%, 11/23/2025	5,167,062	0.1
6,104,000	(1),(3)	Standard Chartered PLC, 3.265%, 02/18/2036	6,030,060	0.1
3,225,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,318,891	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	314,596	0.0
3,351,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	3,274,796	0.0
3,451,000	(1),(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	3,396,561	0.0
3,244,000	(2)	Truist Financial Corp., 1.125%, 08/03/2027	3,141,244	0.0
4,450,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	4,368,346	0.0
4,000,000	(3)	Truist Financial Corp., 1.887%, 06/07/2029	3,941,833	0.0
3,609,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	4,042,080	0.0
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	460,251	0.0
3,500,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	3,292,156	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,409,208	0.0
4,162,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	4,150,235	0.0
3,853,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	3,767,807	0.0
5,650,000	(1),(2),(3)	UBS Group AG, 2.095%, 02/11/2032	5,473,576	0.1
7,779,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	7,873,395	0.1
2,768,000		Unum Group, 4.125%, 06/15/2051	2,815,802	0.0
1,005,000		Ventas Realty L.P., 5.700%, 09/30/2043	1,357,548	0.0
4,990,000	(2)	Visa, Inc., 2.000%, 08/15/2050	4,383,433	0.1
6,142,000		Visa, Inc., 4.300%, 12/14/2045	7,745,543	0.1
5,017,000	(3)	Wells Fargo & Co., 2.393%, 06/02/2028	5,102,611	0.1
17,000,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	17,435,697	0.2
2,500,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	2,568,992	0.0
6,670,000		Wells Fargo & Co., 3.750%, 01/24/2024	7,006,376	0.1
1,556,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,946,573	0.0
2,514,000	(2)	Westpac Banking Corp., 1.953%, 11/20/2028	2,506,008	0.0
4,347,000	(2)	Westpac Banking Corp., 2.963%, 11/16/2040	4,273,058	0.0
5,020,000	(3)	Westpac Banking Corp., 3.020%, 11/18/2036	4,967,896	0.1
6,067,000		XLIT Ltd., 4.450%, 03/31/2025	6,582,809	0.1
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	2,777,154	0.0
2,296,000		XLIT Ltd., 5.500%, 03/31/2045	3,152,677	0.0
750,000	(1),(3)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	728,378	0.0
			1,198,230,378	11.8

		Industrial: 2.2%
975,000	(1),(2)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	972,173	0.0
1,590,000		Avnet, Inc., 3.000%, 05/15/2031	1,572,152	0.0
3,482,000	(2)	Berry Global, Inc., 0.950%, 02/15/2024	3,454,980	0.0
4,500,000		Berry Global, Inc., 1.650%, 01/15/2027	4,403,138	0.1
4,700,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	4,922,146	0.1
3,395,000		Boeing Co/The, 3.250%, 02/01/2028	3,540,472	0.0
5,645,000		Boeing Co/The, 3.250%, 02/01/2035	5,697,483	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,709,000	(2)	Boeing Co/The, 3.625%, 02/01/2031	1,824,557	0.0
1,269,000		Boeing Co/The, 3.850%, 11/01/2048	1,324,890	0.0
3,324,000		Boeing Co/The, 4.875%, 05/01/2025	3,639,515	0.0
5,400,000		Boeing Co/The, 5.150%, 05/01/2030	6,296,693	0.1
2,599,000		Boeing Co/The, 5.805%, 05/01/2050	3,526,081	0.0
3,195,000	(1),(2)	Builders FirstSource, Inc., 4.250%, 02/01/2032	3,313,247	0.0
6,360,000	(1),(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	6,832,612	0.1
2,000,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	2,326,422	0.0
1,165,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,435,952	0.0
2,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,663,498	0.0
1,740,000	(2)	Canadian Pacific Railway Co., 2.450%, 12/02/2031	1,776,025	0.0
3,500,000	(2)	Canadian Pacific Railway Co., 3.100%, 12/02/2051	3,606,068	0.0
7,995,000		Canadian Pacific Railway Co., 3.000%, 12/02/2041	8,191,027	0.1
4,300,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	4,418,745	0.1
2,375,000	(1),(3)	Cemex SAB de CV, 5.125%, 12/31/2199	2,462,269	0.0
4,350,000	(1),(2)	Cemex SAB de CV, 5.200%, 09/17/2030	4,677,446	0.1
2,715,000		CSX Corp., 4.650%, 03/01/2068	3,547,290	0.0
890,000		CSX Corp., 4.500%, 08/01/2054	1,126,388	0.0
4,890,000		Emerson Electric Co., 2.200%, 12/21/2031	4,872,386	0.1
1,550,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	1,559,571	0.0
2,846,208		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	2,812,670	0.0
1,428,000		FedEx Corp., 3.900%, 02/01/2035	1,596,289	0.0
4,000,000		FedEx Corp., 4.050%, 02/15/2048	4,502,250	0.1
2,096,000	(2)	FedEx Corp., 4.250%, 05/15/2030	2,385,934	0.0
2,647,000		FedEx Corp., 4.400%, 01/15/2047	3,125,348	0.0
2,436,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,911,024	0.0
4,000,000		General Dynamics Corp., 3.500%, 04/01/2027	4,357,554	0.1
9,940,000	(1),(2)	GFL Environmental, Inc., 3.500%, 09/01/2028	9,807,053	0.1
2,000,000	(1)	Klabin Austria GmbH, 3.200%, 01/12/2031	1,855,470	0.0
3,379,000		Norfolk Southern Corp., 3.650%, 08/01/2025	3,617,122	0.0
1,514,000		Norfolk Southern Corp., 4.100%, 05/15/2121	1,723,081	0.0
434,000		Northrop Grumman Corp., 2.930%, 01/15/2025	452,403	0.0
3,618,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	3,528,434	0.0
4,922,000	(1),(2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	4,870,308	0.1
2,335,000	(2)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,431,210	0.0
3,686,000	(2)	Raytheon Technologies Corp., 3.500%, 03/15/2027	3,950,998	0.1
211,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	219,449	0.0
3,933,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	4,749,739	0.1
7,750,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	9,602,232	0.1
3,147,000		Republic Services, Inc., 1.450%, 02/15/2031	2,930,265	0.0
2,591,000		Republic Services, Inc., 1.750%, 02/15/2032	2,444,763	0.0
3,235,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	3,138,451	0.0
10,055,000	(1),(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	10,033,734	0.1
9,073,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	9,279,955	0.1
3,005,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	2,899,825	0.0
6,625,000	(1),(2)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	6,772,605	0.1
3,275,000	(1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	3,159,386	0.0
5,340,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	5,600,912	0.1
1,160,000	(1)	TD SYNNEX Corp., 1.750%, 08/09/2026	1,131,669	0.0
6,225,000	(2)	Teledyne Technologies, Inc., 1.600%, 04/01/2026	6,170,235	0.1
5,745,000	(1)	TTX Co., 3.600%, 01/15/2025	6,122,450	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,145,000		Union Pacific Corp., 3.550%, 05/20/2061	1,267,715	0.0
			224,433,759	2.2

		Technology: 2.2%
1,977,000		Analog Devices, Inc., 2.800%, 10/01/2041	2,003,534	0.0
6,345,000		Apple, Inc., 2.650%, 02/08/2051	6,254,649	0.1
2,275,000		Apple, Inc., 2.700%, 08/05/2051	2,254,812	0.0
8,526,000		Apple, Inc., 2.800%, 02/08/2061	8,487,250	0.1
2,825,000		Apple, Inc., 2.850%, 08/05/2061	2,839,159	0.0
3,900,000		Apple, Inc., 3.750%, 09/12/2047	4,571,070	0.1
963,000		Apple, Inc., 4.450%, 05/06/2044	1,231,850	0.0
1,385,000	(2)	Apple, Inc., 4.500%, 02/23/2036	1,740,427	0.0
2,390,000	(2)	Autodesk, Inc., 2.400%, 12/15/2031	2,385,745	0.0
4,750,000	(2)	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	4,799,234	0.1
2,487,000	(2)	Citrix Systems, Inc., 1.250%, 03/01/2026	2,424,404	0.0
2,143,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,479,447	0.0
2,310,000		DXC Technology Co., 1.800%, 09/15/2026	2,285,092	0.0
2,315,000	(2)	DXC Technology Co., 2.375%, 09/15/2028	2,264,837	0.0
8,500,000		Fiserv, Inc., 3.500%, 07/01/2029	9,150,220	0.1
3,690,000	(1)	HP, Inc., 2.650%, 06/17/2031	3,641,801	0.1
2,895,000	(2)	HP, Inc., 4.050%, 09/15/2022	2,956,939	0.0
2,139,000	(1)	Infor, Inc., 1.450%, 07/15/2023	2,146,959	0.0
1,975,000		Intel Corp., 3.100%, 02/15/2060	1,980,016	0.0
4,751,000		Intel Corp., 3.200%, 08/12/2061	4,879,867	0.1
12,903,000		Intel Corp., 3.250%, 11/15/2049	13,654,009	0.1
7,595,000		International Business Machines Corp., 3.300%, 05/15/2026	8,127,550	0.1
4,000,000		International Business Machines Corp., 3.500%, 05/15/2029	4,345,029	0.1
2,708,000	(1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	2,638,263	0.0
6,028,000	(1),(2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	5,838,571	0.1
2,667,000	(1),(2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	2,589,803	0.0
5,223,000		Microchip Technology, Inc., 2.670%, 09/01/2023	5,336,193	0.1
9,677,000		Microsoft Corp., 2.921%, 03/17/2052	10,300,850	0.1
2,332,000	(2)	NetApp, Inc., 1.875%, 06/22/2025	2,351,480	0.0
7,006,000	(2)	NVIDIA Corp., 1.550%, 06/15/2028	6,955,575	0.1
2,510,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	2,514,626	0.0
2,761,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	2,945,688	0.0
4,533,000	(1)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	5,126,702	0.1
9,130,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	9,371,352	0.1
10,030,000	(1),(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	10,145,897	0.1
370,000		Oracle Corp., 3.850%, 07/15/2036	391,583	0.0
4,118,000		Oracle Corp., 3.950%, 03/25/2051	4,282,230	0.1
6,590,000		Oracle Corp., 4.000%, 11/15/2047	6,858,909	0.1
2,948,000		Oracle Corp., 3.650%, 03/25/2041	2,984,895	0.0
1,885,000	(1),(2)	Renesas Electronics Corp., 2.170%, 11/25/2026	1,879,791	0.0
2,498,000	(2)	Roper Technologies, Inc., 1.400%, 09/15/2027	2,425,955	0.0
3,601,000		salesforce.com, Inc., 2.700%, 07/15/2041	3,603,382	0.0
1,352,000		salesforce.com, Inc., 2.900%, 07/15/2051	1,379,419	0.0
9,645,000	(2)	Seagate HDD Cayman, 3.375%, 07/15/2031	9,426,348	0.1
2,755,000	(1),(2)	TSMC Global Ltd., 0.750%, 09/28/2025	2,663,922	0.0
2,915,000	(1)	TSMC Global Ltd., 1.000%, 09/28/2027	2,754,919	0.0
5,540,000	(2)	VMware, Inc., 1.400%, 08/15/2026	5,450,382	0.1
2,395,000		VMware, Inc., 1.800%, 08/15/2028	2,332,573	0.0
360,000		Western Digital Corp., 2.850%, 02/01/2029	364,052	0.0
7,806,000	(1)	Ziff Davis, Inc., 4.625%, 10/15/2030	8,019,455	0.1
			217,836,715	2.2

		Utilities: 4.5%
1,059,000		AEP Texas, Inc., 3.450%, 01/15/2050	1,082,155	0.0
3,671,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	3,921,746	0.1
2,530,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	2,413,133	0.0
2,870,000		AES Corp./The, 1.375%, 01/15/2026	2,789,033	0.0
3,943,000	(1)	AES Corp./The, 3.950%, 07/15/2030	4,208,462	0.1
2,480,000		Alabama Power Co., 3.450%, 10/01/2049	2,634,676	0.0
10,755,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	11,143,900	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,136,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	3,107,317	0.0
3,830,000	(2),(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	3,890,423	0.1
4,045,000	(1),(2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	4,087,093	0.1
4,130,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	5,312,426	0.1
2,812,000	(2)	Appalachian Power Co., 2.700%, 04/01/2031	2,885,382	0.0
2,011,000	(2)	Appalachian Power Co., 3.700%, 05/01/2050	2,170,110	0.0
2,595,000		Arizona Public Service Co., 4.200%, 08/15/2048	2,992,401	0.0
2,445,000	(2)	Atmos Energy Corp., 2.850%, 02/15/2052	2,382,231	0.0
9,776,000	(2)	Avangrid, Inc., 3.200%, 04/15/2025	10,281,516	0.1
3,422,000	(2)	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	3,428,441	0.0
2,510,000	(2)	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	2,628,112	0.0
3,953,000	(2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	3,759,214	0.1
3,615,000		Black Hills Corp., 2.500%, 06/15/2030	3,579,259	0.0
3,250,000		Black Hills Corp., 3.050%, 10/15/2029	3,382,807	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,807,024	0.0
2,750,000		Black Hills Corp., 4.350%, 05/01/2033	3,136,903	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	631,225	0.0
4,000,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	4,009,320	0.1
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,310,192	0.0
3,430,000	(2),(3)	CMS Energy Corp., 3.750%, 12/01/2050	3,378,550	0.0
7,338,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	7,998,420	0.1
2,519,000		Commonwealth Edison Co., 3.750%, 08/15/2047	2,847,445	0.0
1,864,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	2,118,802	0.0
2,591,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,243,956	0.0
831,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,036,939	0.0
2,732,000	(2)	Dominion Energy South Carolina, Inc., 2.300%, 12/01/2031	2,757,625	0.0
8,182,000	(3)	Dominion Energy, Inc., 4.350%, 12/31/2199	8,468,370	0.1
4,865,000	(2),(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,083,925	0.1
1,472,000	(2)	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,512,603	0.0
2,322,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,409,699	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,608,551	0.0
1,172,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	1,324,795	0.0
3,620,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	4,164,384	0.1
2,155,000	(2),(3)	Duke Energy Corp., 4.875%, 12/31/2199	2,241,200	0.0
4,575,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	4,635,670	0.1
2,000,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	1,951,420	0.0
1,890,000	(2)	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,862,274	0.0
3,723,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	4,167,608	0.1
2,505,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	2,988,107	0.0
4,654,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	4,833,417	0.1
2,588,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	2,869,895	0.0
5,143,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	6,017,841	0.1
2,390,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	2,341,743	0.0
4,699,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	4,379,541	0.1
4,202,000	(2)	Entergy Corp., 0.900%, 09/15/2025	4,073,473	0.1
3,955,000	(2)	Entergy Corp., 2.400%, 06/15/2031	3,899,565	0.1
1,869,000		Entergy Corp., 2.800%, 06/15/2030	1,904,187	0.0
1,758,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	1,727,451	0.0
4,000,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	4,771,741	0.1
2,172,000		Entergy Texas, Inc., 4.000%, 03/30/2029	2,383,480	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,882,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	3,002,904	0.0
2,520,000	(2)	Evergy Metro, Inc., 2.250%, 06/01/2030	2,508,431	0.0
2,943,000	(2)	Eversource Energy, 0.800%, 08/15/2025	2,866,396	0.0
2,750,000	(2)	Eversource Energy, 1.400%, 08/15/2026	2,698,156	0.0
2,871,000	(2)	Eversource Energy, 3.450%, 01/15/2050	3,029,917	0.0
1,060,000	(2)	Exelon Corp., 4.050%, 04/15/2030	1,178,972	0.0
1,585,000		Exelon Corp., 4.700%, 04/15/2050	1,994,968	0.0
3,500,000	(2)	Florida Power & Light Co., 2.875%, 12/04/2051	3,558,626	0.0
1,725,000	(2)	Fortis, Inc./Canada, 3.055%, 10/04/2026	1,796,866	0.0
3,055,000		Georgia Power Co., 2.200%, 09/15/2024	3,128,216	0.0
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,252,001	0.0
1,444,000		Idaho Power Co., 4.200%, 03/01/2048	1,780,623	0.0
4,000,000	(2)	Indiana Michigan Power Co., 3.250%, 05/01/2051	4,122,015	0.1
6,060,000		Inkia Energy Ltd., 5.875%, 11/09/2027	6,220,075	0.1
2,870,000		Interstate Power and Light Co., 2.300%, 06/01/2030	2,859,946	0.0
2,513,000		Interstate Power and Light Co., 3.100%, 11/30/2051	2,503,850	0.0
4,400,000		Interstate Power and Light Co., 3.250%, 12/01/2024	4,622,633	0.1
3,462,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	3,807,674	0.1
1,579,000	(1),(2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	1,601,994	0.0
3,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,472,249	0.0
1,423,000	(2)	Kentucky Utilities Co., 3.300%, 06/01/2050	1,495,886	0.0
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	1,986,236	0.0
4,552,000		Mississippi Power Co., 4.250%, 03/15/2042	5,235,747	0.1
271,000		Mississippi Power Co., 4.750%, 10/15/2041	312,088	0.0
2,460,000	(1),(2)	Monongahela Power Co., 3.550%, 05/15/2027	2,632,972	0.0
3,392,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,617,409	0.0
5,417,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	5,467,695	0.1
2,880,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	2,946,399	0.0
8,110,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	8,163,047	0.1
2,635,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	2,609,244	0.0
2,698,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	2,706,368	0.0
5,680,000	(3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	5,781,972	0.1
4,000,000		NiSource, Inc., 0.950%, 08/15/2025	3,896,864	0.1
6,788,000		NiSource, Inc., 3.600%, 05/01/2030	7,324,165	0.1
1,453,000		NiSource, Inc., 5.950%, 06/15/2041	1,998,958	0.0
1,310,000	(1),(2)	NRG Energy, Inc., 3.375%, 02/15/2029	1,285,549	0.0
3,375,000	(1),(2)	NRG Energy, Inc., 3.625%, 02/15/2031	3,296,396	0.0
1,915,000		NSTAR Electric Co., 1.950%, 08/15/2031	1,867,372	0.0
2,992,000	(2)	Oglethorpe Power Corp., 3.750%, 08/01/2050	3,209,449	0.0
7,408,000		ONE Gas, Inc., 1.100%, 03/11/2024	7,371,256	0.1
1,861,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	1,862,424	0.0
4,188,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	4,244,106	0.1
2,484,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	2,530,160	0.0
1,138,000		PECO Energy Co., 4.150%, 10/01/2044	1,357,495	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	862,005	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,068,706	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,162,310	0.1
2,035,000	(2)	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	2,095,558	0.0
1,200,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	1,179,570	0.0
2,889,000	(2)	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,815,102	0.0
2,541,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	2,358,365	0.0
11,710,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	11,584,502	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,937,000		Sempra Energy, 3.800%, 02/01/2038	4,327,834	0.1
8,135,000	(2),(3)	Sempra Energy, 4.125%, 04/01/2052	8,242,967	0.1
3,344,000	(2),(3)	Sempra Energy, 4.875%, 12/31/2199	3,589,048	0.0
5,750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	5,984,574	0.1
9,284,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	10,076,099	0.1
1,570,000	(2)	Southern California Edison Co., 3.650%, 02/01/2050	1,665,498	0.0
813,000		Southern California Edison Co., 4.050%, 03/15/2042	884,534	0.0
1,444,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,683,273	0.0
1,680,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,291,124	0.0
6,902,000	(3)	Southern Co/The, 3.750%, 09/15/2051	6,919,255	0.1
4,975,000	(3)	Southern Co/The, 4.000%, 01/15/2051	5,099,375	0.1
4,444,000	(2)	Southwestern Electric Power Co., 1.650%, 03/15/2026	4,411,905	0.1
1,709,000		Tampa Electric Co., 4.350%, 05/15/2044	2,051,866	0.0
1,710,000		Tucson Electric Power Co., 4.850%, 12/01/2048	2,217,706	0.0
3,623,000		Tucson Electric Power Co., 1.500%, 08/01/2030	3,388,757	0.0
2,260,000		Union Electric Co., 3.900%, 09/15/2042	2,561,461	0.0
1,915,000	(2)	Virginia Electric and Power Co., 3.450%, 09/01/2022	1,938,659	0.0
5,165,000		Virginia Electric and Power Co., 3.800%, 09/15/2047	5,849,776	0.1
2,276,000		Washington Gas Light Co., 3.650%, 09/15/2049	2,560,063	0.0
4,673,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	4,509,890	0.1
2,748,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	2,746,281	0.0
1,500,000	(2)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,471,407	0.0
3,590,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	4,002,131	0.1
			459,782,548	4.5
	Total Corporate Bonds/Notes
	(Cost $3,868,049,857)		3,959,347,446	39.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.1%
1,987,145		Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	1,972,248	0.0
502,747		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	453,951	0.0
626,502		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	604,578	0.0
1,255,397		Alternative Loan Trust 2005-J2 1A12, 0.502%, (US0001M + 0.400%), 04/25/2035	1,048,199	0.0
649,361		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	433,901	0.0
131,113		Alternative Loan Trust 2006-18CB A10, 0.502%, (US0001M + 0.400%), 07/25/2036	66,306	0.0
792,534		Alternative Loan Trust 2006-19CB A28, 0.702%, (US0001M + 0.600%), 08/25/2036	408,650	0.0
921,928		Alternative Loan Trust 2007-23CB A3, 0.602%, (US0001M + 0.500%), 09/25/2037	442,274	0.0
2,115,737		Alternative Loan Trust 2007-2CB 2A1, 0.702%, (US0001M + 0.600%), 03/25/2037	989,404	0.0
900,532		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	567,609	0.0
829,076		Alternative Loan Trust 2007-8CB A3, 0.602%, (US0001M + 0.500%), 05/25/2037	442,878	0.0
1,897,943		American Home Mortgage Assets Trust 2007-4 A4, 0.672%, (US0001M + 0.290%), 08/25/2037	1,839,290	0.0
1,177,634	(1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,184,981	0.0
628,792		Banc of America Funding 2007-2 1A16 Trust, 0.702%, (US0001M + 0.600%), 03/25/2037	503,559	0.0
775,788	(4)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	69,721	0.0
920,202	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.603%, 05/25/2035	927,248	0.0
1,189,950	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.631%, 09/25/2035	1,100,401	0.0
2,561,371		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.292%, (US0001M + 0.190%), 01/25/2037	2,412,934	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,000,000	(1)	Bellemeade Re 2019-1A M2 Ltd., 2.802%, (US0001M + 2.700%), 03/25/2029	2,003,402	0.0
358,109	(1)	Bellemeade Re 2020-4 M2A Ltd., 2.702%, (US0001M + 2.600%), 06/25/2030	358,139	0.0
13,147,000	(1)	Bellemeade RE 2021-3 A M1C Ltd., 1.600%, (SOFR30A + 1.550%), 09/25/2031	13,061,212	0.1
1,837,159	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.900%, 03/25/2050	1,849,098	0.0
2,147,416	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.900%, 03/25/2050	2,184,387	0.0
1,136,417	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.673%, 11/25/2034	1,146,401	0.0
498,022		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	345,922	0.0
223,073	(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	225,217	0.0
383,555	(1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	388,529	0.0
2,855,177	(1),(3)	CIM Trust 2019-J2 B2, 3.777%, 10/25/2049	2,900,179	0.0
951,726	(1),(3)	CIM Trust 2019-J2 B3, 3.777%, 10/25/2049	962,251	0.0
2,600,000	(1),(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,664,201	0.0
3,188,938	(1),(3)	CIM Trust 2020-J1 B3, 3.459%, 07/25/2050	3,194,540	0.0
905,886		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	909,914	0.0
852,145	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 2.809%, 11/25/2036	789,691	0.0
351,626	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.153%, 09/25/2037	350,004	0.0
1,141,005	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,176,270	0.0
1,385,239	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.777%, 07/25/2051	1,374,459	0.0
1,556,914	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.777%, 07/25/2051	1,525,550	0.0
3,966,941	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.103%, (US0001M + 2.000%), 01/25/2040	3,980,173	0.1
4,800,000	(1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 3.150%, (SOFR30A + 3.100%), 10/25/2041	4,856,820	0.1
2,000,000	(1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 2.800%, (SOFR30A + 2.750%), 12/25/2041	2,001,882	0.0
438,253		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.602%, (US0001M + 0.500%), 11/25/2035	236,658	0.0
1,060,017	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,015,072	0.0
936,488	(1),(3)	CSMC Trust 2015-2 B3, 3.898%, 02/25/2045	938,402	0.0
3,500,000	(1),(3)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,486,736	0.1
62,270,448	(3),(4)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.760%, 04/25/2037	2,332,751	0.0
5,000,000	(1)	Eagle RE 2021-2 M1C Ltd., 3.500%, (SOFR30A + 3.450%), 04/25/2034	5,011,785	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.753%, (US0001M + 3.650%), 02/25/2040	831,996	0.0
2,825,408	(4)	Fannie Mae 2008-12 SC, 6.248%, (-1.000*US0001M + 6.350%), 03/25/2038	553,693	0.0
9,042,227		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	9,957,969	0.1
546,934		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	568,812	0.0
5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	6,777,504	0.1
1,624,488		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	1,701,923	0.0
2,535,378		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	2,746,371	0.0
18,707,532	(4)	Fannie Mae 2016-82 SD, 5.948%, (-1.000*US0001M + 6.050%), 11/25/2046	3,680,192	0.1
1,498,722		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	1,540,127	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

11,415,123	(4)	Fannie Mae 2018-86 US, 6.488%, (-1.000*US0001M + 6.590%), 09/25/2040	2,478,281	0.0
2,701,417		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.103%, (US0001M + 4.000%), 05/25/2025	2,751,727	0.0
10,970		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.103%, (US0001M + 4.000%), 05/25/2025	11,002	0.0
6,924,910		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.653%, (US0001M + 5.550%), 04/25/2028	7,222,242	0.1
1,155,391		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.403%, (US0001M + 4.300%), 02/25/2025	1,179,056	0.0
370,009		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.053%, (US0001M + 6.950%), 08/25/2028	390,462	0.0
2,412,561		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.653%, (US0001M + 3.550%), 07/25/2029	2,472,769	0.0
4,285,961		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.103%, (US0001M + 3.000%), 10/25/2029	4,389,605	0.1
10,508,689		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.953%, (US0001M + 2.850%), 11/25/2029	10,783,463	0.1
5,663,543		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.602%, (US0001M + 2.500%), 05/25/2030	5,737,091	0.1
7,633,980		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.903%, (US0001M + 2.800%), 02/25/2030	7,804,728	0.1
557,268		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.253%, (US0001M + 2.150%), 10/25/2030	564,537	0.0
9,973,187		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.103%, (US0001M + 2.000%), 03/25/2031	10,059,485	0.1
8,647,006		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.203%, (US0001M + 2.100%), 03/25/2031	8,723,630	0.1
967,766	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.403%, (US0001M + 2.300%), 08/25/2031	972,195	0.0
2,500,000	(1)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 3.350%, (SOFR30A + 3.300%), 11/25/2041	2,523,096	0.0
3,656,854	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.553%, (US0001M + 2.450%), 07/25/2031	3,675,378	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.203%, (US0001M + 4.100%), 07/25/2039	1,018,389	0.0
1,619,840	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.153%, (US0001M + 2.050%), 01/25/2040	1,627,483	0.0
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.753%, (US0001M + 3.650%), 02/25/2040	520,463	0.0
5,436,347		Fannie Mae Connecticut Avenue Securities, 5.803%, (US0001M + 5.700%), 04/25/2028	5,734,047	0.1
9,298		Fannie Mae Grantor Trust 1998-T2 A6, 0.027%, (US0001M + 0.550%), 01/25/2032	9,362	0.0
153,560	(4)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	16,317	0.0
703,800	(4)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	38,548	0.0
86,417		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	94,206	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

38,754	(4)	Fannie Mae REMIC Trust 1999-6 SE, 7.577%, (-1.000*US0001M + 7.685%), 02/17/2029	1,462	0.0
811,011		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	917,411	0.0
294,463		Fannie Mae REMIC Trust 2003-45 FJ, 1.599%, (US0001M + 1.500%), 06/25/2033	308,817	0.0
986,737	(4)	Fannie Mae REMIC Trust 2003-66 SA, 7.548%, (-1.000*US0001M + 7.650%), 07/25/2033	225,165	0.0
191,452	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	39,478	0.0
481,427		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	533,798	0.0
753,290		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	841,558	0.0
16,366		Fannie Mae REMIC Trust 2004-56 FE, 0.552%, (US0001M + 0.450%), 10/25/2033	16,481	0.0
385,879		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	428,483	0.0
746,684		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	818,591	0.0
2,114,464		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	2,348,513	0.0
95,006		Fannie Mae REMIC Trust 2006-104 ES, 32.941%, (-5.000*US0001M + 33.450%), 11/25/2036	181,928	0.0
1,721,977	(4)	Fannie Mae REMIC Trust 2006-12 SD, 6.648%, (-1.000*US0001M + 6.750%), 10/25/2035	273,327	0.0
625,194	(4)	Fannie Mae REMIC Trust 2006-123 UI, 6.638%, (-1.000*US0001M + 6.740%), 01/25/2037	131,533	0.0
115,625	(4)	Fannie Mae REMIC Trust 2006-72 HS, 6.598%, (-1.000*US0001M + 6.700%), 08/25/2026	11,649	0.0
16,775		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	19,329	0.0
3,068,474	(4)	Fannie Mae REMIC Trust 2007-91 AS, 6.298%, (-1.000*US0001M + 6.400%), 10/25/2037	655,123	0.0
1,275,490		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,401,884	0.0
6,055,950	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	6,845,982	0.1
1,348,153	(4)	Fannie Mae REMIC Trust 2009-90 TS, 6.048%, (-1.000*US0001M + 6.150%), 11/25/2039	248,812	0.0
932,063	(4)	Fannie Mae REMIC Trust 2010-118 GS, 5.848%, (-1.000*US0001M + 5.950%), 10/25/2039	34,661	0.0
3,479,308	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.968%, (-1.000*US0001M + 6.070%), 11/25/2040	561,287	0.0
4,293,398	(4)	Fannie Mae REMIC Trust 2010-41 SB, 6.298%, (-1.000*US0001M + 6.400%), 05/25/2040	772,779	0.0
1,084,447	(4)	Fannie Mae REMIC Trust 2010-43 VS, 6.348%, (-1.000*US0001M + 6.450%), 05/25/2040	225,844	0.0
6,674,367		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	7,458,838	0.1
932,819	(4)	Fannie Mae REMIC Trust 2011-102 SA, 6.498%, (-1.000*US0001M + 6.600%), 10/25/2041	156,914	0.0
2,448,217		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,742,420	0.0
2,022,578	(4)	Fannie Mae REMIC Trust 2011-93 GS, 6.448%, (-1.000*US0001M + 6.550%), 04/25/2039	458,503	0.0
3,841,990	(4)	Fannie Mae REMIC Trust 2012-122 SB, 6.048%, (-1.000*US0001M + 6.150%), 11/25/2042	719,124	0.0
2,187,964	(4)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	157,752	0.0
5,070,539	(4)	Fannie Mae REMIC Trust 2012-133 AS, 6.098%, (-1.000*US0001M + 6.200%), 10/25/2042	846,563	0.0
725,351	(4)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	63,230	0.0
1,304,537	(4)	Fannie Mae REMIC Trust 2012-15 SP, 6.518%, (-1.000*US0001M + 6.620%), 06/25/2040	45,193	0.0
1,208,942	(4)	Fannie Mae REMIC Trust 2012-24 HS, 6.448%, (-1.000*US0001M + 6.550%), 09/25/2040	85,899	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,750,212	(4)	Fannie Mae REMIC Trust 2012-30 QS, 6.498%, (-1.000*US0001M + 6.600%), 04/25/2031	71,508	0.0
738,578	(4)	Fannie Mae REMIC Trust 2012-68 YS, 6.598%, (-1.000*US0001M + 6.700%), 07/25/2042	112,397	0.0
1,457,003	(4)	Fannie Mae REMIC Trust 2013-26 JS, 6.098%, (-1.000*US0001M + 6.200%), 10/25/2032	195,895	0.0
5,410,949	(4)	Fannie Mae REMIC Trust 2013-60 DS, 6.098%, (-1.000*US0001M + 6.200%), 06/25/2033	849,351	0.0
5,418,236	(4)	Fannie Mae REMIC Trust 2013-9 SM, 6.148%, (-1.000*US0001M + 6.250%), 02/25/2033	883,527	0.0
1,697,711	(4)	Fannie Mae REMIC Trust 2014-17 DS, 6.098%, (-1.000*US0001M + 6.200%), 02/25/2043	94,148	0.0
1,379,384	(4)	Fannie Mae REMIC Trust 2014-28 BS, 6.098%, (-1.000*US0001M + 6.200%), 08/25/2043	147,559	0.0
34,823,000	(4)	Fannie Mae REMIC Trust 2015-79 SA, 6.148%, (-1.000*US0001M + 6.250%), 11/25/2045	6,595,514	0.1
14,129,560	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	3,062,688	0.0
23,646,331	(4)	Fannie Mae REMICS 16-60 SB, 5.998%, (-1.000*US0001M + 6.100%), 09/25/2046	4,469,682	0.1
87,577	(4)	Fannie Mae REMICS 1997-18 SG, 7.991%, (-1.000*US0001M + 8.100%), 03/17/2027	7,206	0.0
33,440	(4)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	10	0.0
41	(4)	Fannie Mae REMICS 1999-57 SC, 9.641%, (-1.000*US0001M + 9.750%), 11/17/2029	3	0.0
217,731	(4)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	7,580	0.0
54,706	(4)	Fannie Mae REMICS 2001-8 SK, 8.646%, (-1.000*US0001M + 8.750%), 03/18/2031	5,292	0.0
430,164	(4)	Fannie Mae REMICS 2003-49 SW, 6.898%, (-1.000*US0001M + 7.000%), 01/25/2033	83,049	0.0
3,974,883	(4)	Fannie Mae REMICS 2004-54 SN, 6.948%, (-1.000*US0001M + 7.050%), 07/25/2034	750,854	0.0
7,447,819	(4)	Fannie Mae REMICS 2005-75 ES, 5.948%, (-1.000*US0001M + 6.050%), 09/25/2035	1,328,490	0.0
801,135	(4)	Fannie Mae REMICS 2005-75 SP, 6.648%, (-1.000*US0001M + 6.750%), 08/25/2035	116,466	0.0
1,999,260	(4)	Fannie Mae REMICS 2006-56 SM, 6.648%, (-1.000*US0001M + 6.750%), 07/25/2036	350,837	0.0
425,430	(4)	Fannie Mae REMICS 2007-21 SB, 6.298%, (-1.000*US0001M + 6.400%), 03/25/2037	37,206	0.0
1,233,874	(4)	Fannie Mae REMICS 2007-52 NS, 6.348%, (-1.000*US0001M + 6.450%), 06/25/2037	202,692	0.0
1,082,011	(4)	Fannie Mae REMICS 2007-85 SM, 6.358%, (-1.000*US0001M + 6.460%), 09/25/2037	209,286	0.0
371,478		Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	417,115	0.0
6,164,786	(4)	Fannie Mae REMICS 2009-66 SP, 5.998%, (-1.000*US0001M + 6.100%), 09/25/2039	953,228	0.0
4,045,091	(4)	Fannie Mae REMICS 2010-1 S, 6.148%, (-1.000*US0001M + 6.250%), 02/25/2040	791,457	0.0
6,119,422	(4)	Fannie Mae REMICS 2010-150 SJ, 6.378%, (-1.000*US0001M + 6.480%), 01/25/2041	1,332,056	0.0
1,069,705	(4)	Fannie Mae REMICS 2010-35 CS, 6.348%, (-1.000*US0001M + 6.450%), 04/25/2050	170,168	0.0
1,083,406		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,208,665	0.0
6,166,562		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	6,675,092	0.1
3,486,193		Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	3,699,224	0.1
82,797		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	85,678	0.0
5,885,807		Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	6,402,893	0.1
7,781,525	(4)	Fannie Mae REMICS 2011-47 GS, 5.828%, (-1.000*US0001M + 5.930%), 06/25/2041	1,262,088	0.0
2,424,359		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	2,601,811	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

5,171,445		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	5,648,899	0.1
6,530,310		Fannie Mae REMICS 2011-87 GB, 4.500%, 09/25/2041	7,605,996	0.1
2,360,586	(4)	Fannie Mae REMICS 2012-111 SL, 5.998%, (-1.000*US0001M + 6.100%), 05/25/2041	400,127	0.0
4,714,905		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	4,978,367	0.1
5,230,297	(4)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	325,706	0.0
374,688		Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	377,750	0.0
6,302,143		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	6,781,596	0.1
4,308,627		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	4,676,296	0.1
1,141,696		Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	1,244,360	0.0
1,619,350		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	1,700,468	0.0
85,212		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	89,792	0.0
2,344,684		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	2,428,521	0.0
8,396,000		Fannie Mae REMICS 2012-63 MW, 4.000%, 05/25/2034	8,914,639	0.1
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	543,003	0.0
10,221,051		Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	10,747,978	0.1
2,700,000		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,860,043	0.0
1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,669,974	0.0
281,914		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	287,553	0.0
5,484,597	(4)	Fannie Mae REMICS 2013-40 LS, 6.048%, (-1.000*US0001M + 6.150%), 05/25/2043	1,039,343	0.0
6,324,524	(4)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	675,644	0.0
8,205,261	(4)	Fannie Mae REMICS 2014-15 SB, 6.548%, (-1.000*US0001M + 6.650%), 04/25/2044	1,834,598	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,062,425	0.0
8,448,837	(4)	Fannie Mae REMICS 2014-70 IO, 5.500%, 10/25/2044	1,481,421	0.0
17,570,989		Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	19,105,331	0.2
5,797,092	(4)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,122,962	0.0
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,150,179	0.0
4,871,855		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	4,971,859	0.1
2,423,835	(4)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	420,679	0.0
19,488,438	(4)	Fannie Mae REMICS 2015-86 BS, 5.598%, (-1.000*US0001M + 5.700%), 11/25/2045	3,056,233	0.0
32,160,897	(4)	Fannie Mae REMICS 2015-88 IO, 6.500%, 12/25/2045	7,959,352	0.1
6,920,987	(4)	Fannie Mae REMICS 2015-97 BI, 5.500%, 01/25/2046	1,234,313	0.0
4,601,729	(4)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	975,230	0.0
6,853,378	(4)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	993,614	0.0
30,222,358	(4)	Fannie Mae REMICS 2016-81 CS, 5.998%, (-1.000*US0001M + 6.100%), 11/25/2046	4,872,146	0.1
466,757		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	483,508	0.0
26,876,197	(4)	Fannie Mae REMICS 2017-10 SA, 5.998%, (-1.000*US0001M + 6.100%), 03/25/2047	4,644,564	0.1
6,440,643		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	6,681,167	0.1
33,835,162	(4)	Fannie Mae REMICS 2018-15 SC, 6.198%, (-1.000*US0001M + 6.300%), 03/25/2048	6,497,759	0.1
1,553,132		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	1,612,071	0.0
15,081,112		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	15,661,892	0.2
1,801,144		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	1,846,940	0.0
43,513,987	(4)	Fannie Mae REMICS 2018-82 SA, 6.098%, (-1.000*US0001M + 6.200%), 11/25/2048	8,110,137	0.1
10,157,388	(4)	Fannie Mae REMICS 2018-86 AS, 6.098%, (-1.000*US0001M + 6.200%), 12/25/2048	1,779,533	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

43,092,650	(4)	Fannie Mae REMICS 2018-86 SM, 6.098%, (-1.000*US0001M + 6.200%), 12/25/2048	7,589,146	0.1
38,771,227	(4)	Fannie Mae REMICS 2018-91 SB, 5.998%, (-1.000*US0001M + 6.100%), 12/25/2058	8,140,527	0.1
12,627,448	(4)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	3,449,575	0.1
12,777,684	(4)	Fannie Mae REMICS 2019-30 SB, 5.998%, (-1.000*US0001M + 6.100%), 07/25/2049	2,516,883	0.0
19,698,585	(4)	Fannie Mae REMICS 2019-34 BS, 5.948%, (-1.000*US0001M + 6.050%), 07/25/2049	3,311,143	0.0
10,659,177	(4)	Fannie Mae REMICS 2019-39 SA, 5.998%, (-1.000*US0001M + 6.100%), 08/25/2049	2,025,026	0.0
68,881,258	(4)	Fannie Mae REMICS 2019-41 S, 5.898%, (-1.000*US0001M + 6.000%), 08/25/2059	11,700,990	0.1
7,141,249	(4)	Fannie Mae REMICS 2019-47 SB, 5.998%, (-1.000*US0001M + 6.100%), 05/25/2040	1,518,784	0.0
28,918,767	(4)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	4,984,528	0.1
25,894,941	(4)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,456,250	0.1
13,728,574	(4)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	1,896,543	0.0
108,556,058	(4)	Fannie Mae REMICS 2021-10 AI, 3.000%, 03/25/2041	11,075,877	0.1
38,570,966	(4)	Fannie Mae REMICS 2021-22 BI, 4.000%, 04/25/2051	5,636,510	0.1
54,491,590	(4)	Fannie Mae REMICS 2021-41 MI, 5.000%, 06/25/2048	9,101,076	0.1
48,578,775	(4)	Fannie Mae REMICS 2021-55 SA, 3.100%, (-1.000*SOFR30A + 3.150%), 08/25/2061	4,056,634	0.1
36,276,470	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	4,796,018	0.1
18,931,796	(4)	Fannie Mae REMICS 2021-81 LI, 2.500%, 11/25/2051	2,735,275	0.0
2,025		Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	2,096	0.0
2,388,017		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	2,521,890	0.0
21,301,829	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	1,987,674	0.0
1,262,903	(4)	Fannie Mae Series 2013-72 YS, 6.048%, (-1.000*US0001M + 6.150%), 07/25/2033	229,673	0.0
61,476	(4)	FHLMC-GNMA 20 S, 8.798%, (-1.000*US0001M + 8.900%), 10/25/2023	3,562	0.0
560,050		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	332,964	0.0
1,777,374	(1),(3)	First Republic Mortgage Trust 2020-1 B1, 2.876%, 04/25/2050	1,750,927	0.0
1,088,331	(1),(3)	First Republic Mortgage Trust 2020-1 B2, 2.876%, 04/25/2050	1,026,407	0.0
1,825,373	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 3.984%, 03/25/2048	1,835,310	0.0
2,380,286	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 3.984%, 03/25/2048	2,388,069	0.0
1,219,967	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.043%, 04/25/2048	1,212,230	0.0
1,075,608	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,093,579	0.0
926,560	(1),(3)	Flagstar Mortgage Trust 2018-4 B3, 4.262%, 07/25/2048	938,408	0.0
1,753,583	(1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.506%, 09/25/2048	1,740,777	0.0
2,924,205	(1),(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.942%, 10/25/2048	2,984,022	0.0
1,459,652	(1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.065%, 12/25/2049	1,462,430	0.0
1,415,565	(1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.065%, 12/25/2049	1,414,603	0.0
1,987,050	(1),(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.254%, 03/25/2050	2,044,900	0.0
2,405,173	(1),(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.254%, 03/25/2050	2,467,303	0.0
12,966,153		Freddie Mac 326 350, 3.500%, 03/15/2044	13,647,497	0.2
7,110,390	(4)	Freddie Mac 3510 AS, 6.300%, (-1.000*US0001M + 6.410%), 04/15/2037	1,441,364	0.0
4,853,700	(4)	Freddie Mac 4191 SA, 6.090%, (-1.000*US0001M + 6.200%), 03/15/2043	750,931	0.0
4,596,123		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	5,092,711	0.1
561,983		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	645,250	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

252,294		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	288,814	0.0
68,421		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	75,931	0.0
64,165		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	70,747	0.0
446,122		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	501,721	0.0
23,820		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	24,147	0.0
197,497		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	222,796	0.0
69,663	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	13,732	0.0
449,555		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	500,507	0.0
90,001		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	103,470	0.0
146,839		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	163,518	0.0
211,238		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	236,097	0.0
4,606,603	(4)	Freddie Mac REMIC Trust 3045 DI, 6.620%, (-1.000*US0001M + 6.730%), 10/15/2035	883,038	0.0
782,688		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	881,409	0.0
845,130	(4)	Freddie Mac REMIC Trust 3171 PS, 6.375%, (-1.000*US0001M + 6.485%), 06/15/2036	131,676	0.0
4,798,983	(4)	Freddie Mac REMIC Trust 3199 S, 6.340%, (-1.000*US0001M + 6.450%), 08/15/2036	983,951	0.0
368,868		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	411,704	0.0
138,085		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	158,524	0.0
202,718	(3)	Freddie Mac REMIC Trust 3524 LA, 5.337%, 03/15/2033	213,652	0.0
18,652		Freddie Mac REMIC Trust 3556 NT, 3.210%, (US0001M + 3.100%), 03/15/2038	18,869	0.0
4,246,678		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	4,819,835	0.1
371,692		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	424,748	0.0
276,068		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	310,159	0.0
96,900		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	97,624	0.0
965,174	(4)	Freddie Mac REMIC Trust 3856 KS, 6.440%, (-1.000*US0001M + 6.550%), 05/15/2041	165,751	0.0
424,297	(4)	Freddie Mac REMIC Trust 3925 SD, 5.940%, (-1.000*US0001M + 6.050%), 07/15/2040	23,027	0.0
2,396,097	(4)	Freddie Mac REMIC Trust 3925 SL, 5.940%, (-1.000*US0001M + 6.050%), 01/15/2041	104,294	0.0
187,701		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	205,396	0.0
218,203	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	1,170	0.0
897,490	(4)	Freddie Mac REMIC Trust 4088 CS, 5.890%, (-1.000*US0001M + 6.000%), 08/15/2042	170,961	0.0
5,295,161	(4)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	562,885	0.0
2,439,846	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	343,042	0.0
2,874,229		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,027,138	0.0
1,290,093		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,396,536	0.0
1,091,304	(4)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	116,548	0.0
5,344,097		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,850,815	0.1
7,173,408		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,945,846	0.1
1,200,446		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,217,412	0.0
3,388,771	(4)	Freddie Mac REMIC Trust 4386 LS, 5.990%, (-1.000*US0001M + 6.100%), 09/15/2044	563,321	0.0
29,203,867	(4)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	4,539,446	0.1
18,222	(4)	Freddie Mac REMICS 2074 S, 8.591%, (-1.000*US0001M + 8.700%), 07/17/2028	819	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

9,878	(4)	Freddie Mac REMICS 2232 SA, 8.491%, (-1.000*US0001M + 8.600%), 05/17/2030	641	0.0
11,972	(4)	Freddie Mac REMICS 2301 SP, 9.140%, (-1.000*US0001M + 9.250%), 04/15/2031	1,226	0.0
426,117	(4)	Freddie Mac REMICS 2953 LS, 6.590%, (-1.000*US0001M + 6.700%), 12/15/2034	7,917	0.0
813,558	(4)	Freddie Mac REMICS 2993 GS, 6.040%, (-1.000*US0001M + 6.150%), 06/15/2025	45,900	0.0
713,595	(4)	Freddie Mac REMICS 3006 SI, 6.630%, (-1.000*US0001M + 6.740%), 07/15/2035	123,123	0.0
683,603	(4)	Freddie Mac REMICS 3006 YI, 6.630%, (-1.000*US0001M + 6.740%), 07/15/2035	134,675	0.0
4,356,400	(4)	Freddie Mac REMICS 3213 JS, 7.090%, (-1.000*US0001M + 7.200%), 09/15/2036	1,024,128	0.0
8,926,750	(4)	Freddie Mac REMICS 3346 SC, 6.440%, (-1.000*US0001M + 6.550%), 10/15/2033	1,587,200	0.0
1,046,233	(4)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	25,328	0.0
6,926,814	(4)	Freddie Mac REMICS 3629 CS, 6.240%, (-1.000*US0001M + 6.350%), 01/15/2040	1,356,603	0.0
2,669,318		Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	2,838,628	0.0
2,053,326		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	2,183,315	0.0
23,031,768		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	25,083,507	0.3
4,813,191		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	5,041,160	0.1
1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,141,764	0.0
774,405		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	918,548	0.0
488,561		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	536,252	0.0
2,650,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	3,081,663	0.0
2,655,457		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	2,823,924	0.0
5,037,689		Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	5,434,366	0.1
9,560,806		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,246,052	0.1
3,790,000		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,093,472	0.1
1,748,534		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	1,899,909	0.0
420,000		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	478,154	0.0
1,104,310		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,199,820	0.0
3,761,234	(4)	Freddie Mac REMICS 4057 SN, 6.540%, (-1.000*US0001M + 6.650%), 12/15/2041	486,605	0.0
3,345,060		Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,541,310	0.1
15,252,096		Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	16,207,537	0.2
1,961,618	(4)	Freddie Mac REMICS 4090 SN, 6.590%, (-1.000*US0001M + 6.700%), 08/15/2032	371,939	0.0
747,069		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	781,148	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,515,471	0.0
310,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	330,049	0.0
30,750,772	(4)	Freddie Mac REMICS 4301 SD, 5.990%, (-1.000*US0001M + 6.100%), 07/15/2037	5,200,663	0.1
6,700,077		Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,254,761	0.1
3,102,000		Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,343,221	0.0
12,161,037	(4)	Freddie Mac REMICS 4407 CS, 6.090%, (-1.000*US0001M + 6.200%), 06/15/2044	1,500,556	0.0
18,659,208	(4)	Freddie Mac REMICS 4407 PS, 5.490%, (-1.000*US0001M + 5.600%), 06/15/2044	2,258,302	0.0
16,477,343	(4)	Freddie Mac REMICS 4461 AS, 5.490%, (-1.000*US0001M + 5.600%), 04/15/2045	2,827,461	0.0
3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,376,051	0.0
197,829		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	200,130	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,074,246	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

15,084,110	(4)	Freddie Mac REMICS 4574 ST, 5.890%, (-1.000*US0001M + 6.000%), 04/15/2046	2,687,166	0.0
80,353,036	(4)	Freddie Mac REMICS 4585 AS, 5.990%, (-1.000*US0001M + 6.100%), 05/15/2046	14,422,655	0.2
6,424,211		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	6,738,786	0.1
22,691,901	(4)	Freddie Mac REMICS 4611 BS, 5.990%, (-1.000*US0001M + 6.100%), 06/15/2041	4,093,220	0.1
10,566,214		Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	11,162,862	0.1
6,751,858		Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	7,116,395	0.1
34,300,803		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	36,537,404	0.4
2,457,000		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,557,026	0.0
21,693,788		Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	22,980,844	0.2
584,728		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	614,972	0.0
12,826,765		Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	14,147,900	0.2
2,576,659		Freddie Mac REMICS 4834 AZ, 3.500%, 10/15/2048	2,740,927	0.0
46,875,673	(4)	Freddie Mac REMICS 4879 DS, 5.990%, (-1.000*US0001M + 6.100%), 08/15/2034	7,593,320	0.1
38,717,609	(4)	Freddie Mac REMICS 4892 SA, 5.940%, (-1.000*US0001M + 6.050%), 07/15/2049	7,527,164	0.1
1,632,872		Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,732,302	0.0
11,067,500	(4)	Freddie Mac REMICS 4906 SQ, 5.948%, (-1.000*US0001M + 6.050%), 09/25/2049	1,724,139	0.0
606,535		Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	641,202	0.0
2,123,514		Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	2,193,210	0.0
7,080,994		Freddie Mac REMICS 4950 KE, 2.500%, 12/25/2049	7,285,008	0.1
66,612,968	(4)	Freddie Mac REMICS 5014 HI, 4.000%, 09/25/2050	10,800,114	0.1
40,507,144	(4)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	6,115,420	0.1
28,836,742	(4)	Freddie Mac REMICS 5045 BS, 6.150%, (-1.000*SOFR30A + 6.200%), 11/25/2050	5,495,611	0.1
11,575,090	(4)	Freddie Mac REMICS 5048 IN, 2.500%, 12/25/2050	1,530,067	0.0
58,248,752	(4)	Freddie Mac REMICS 5082 IQ, 3.000%, 03/25/2051	6,957,429	0.1
30,368,418	(4)	Freddie Mac REMICS 5113 AI, 4.000%, 06/25/2041	3,879,571	0.1
85,846,797		Freddie Mac REMICS 5117 IO, 3.000%, 06/25/2051	11,607,946	0.1
37,387,818	(4)	Freddie Mac REMICS 5128 IC, 5.500%, 09/25/2041	7,582,481	0.1
12,500,653		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	13,552,206	0.2
3,091,163	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.953%, (US0001M + 1.850%), 09/25/2049	3,101,679	0.0
6,532,295	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.953%, (US0001M + 1.850%), 02/25/2050	6,560,419	0.1
392,397	(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.103%, (US0001M + 3.000%), 06/25/2050	393,098	0.0
3,788,080	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.003%, (US0001M + 1.900%), 01/25/2050	3,796,890	0.1
4,927,157	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.203%, (US0001M + 3.100%), 03/25/2050	4,989,656	0.1
3,185,686	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.703%, (US0001M + 3.600%), 07/25/2050	3,199,668	0.0
3,425,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 3.450%, (SOFR30A + 3.400%), 10/25/2041	3,452,729	0.1
3,390,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.300%, (SOFR30A + 2.250%), 08/25/2033	3,416,410	0.1
5,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100%), 09/25/2041	5,004,206	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

15,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 3.800%, (SOFR30A + 3.750%), 12/25/2041	15,117,840	0.2
10,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 2.400%, (SOFR30A + 2.350%), 12/25/2041	10,040,886	0.1
8,900,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.203%, (US0001M + 2.100%), 09/25/2048	9,005,587	0.1
1,860,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.403%, (US0001M + 2.300%), 10/25/2048	1,883,694	0.0
11,487,597	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.153%, (US0001M + 2.050%), 07/25/2049	11,577,306	0.1
6,153,320	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.453%, (US0001M + 2.350%), 02/25/2049	6,209,373	0.1
3,340,795		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	3,478,262	0.1
4,077,555	(4)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	623,093	0.0
992,358	(3),(4)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	103,928	0.0
351,813	(3),(4)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	62,927	0.0
4,717,072	(4)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	754,925	0.0
3,254,806	(3),(4)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	489,910	0.0
6,635,504	(4)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	990,796	0.0
3,924,617	(3),(4)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	536,563	0.0
6,556,636	(4)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	960,479	0.0
5,437,628	(4)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	784,415	0.0
9,352,680	(4)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,249,881	0.0
9,954,786	(4)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,413,746	0.0
5,273,308	(4)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	755,939	0.0
4,240,822	(4)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	525,640	0.0
4,924,934	(4)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	623,560	0.0
10,519,719	(4)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,637,465	0.0
6,633,042	(4)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	1,001,650	0.0
7,440,596	(4)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	1,126,411	0.0
6,999,371	(4)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	1,067,897	0.0
6,389,023	(4)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	943,891	0.0
8,303,743	(4)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,279,046	0.0
8,041,952	(4)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,349,662	0.0
11,430,469	(4)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,577,793	0.0
25,940,870	(4)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	3,463,845	0.1
33,172,843	(4)	Freddie Mac Strips Series 311 S1, 5.840%, (-1.000*US0001M + 5.950%), 08/15/2043	5,237,295	0.1
1,167,676		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.003%, (US0001M + 3.900%), 12/25/2027	1,173,876	0.0
4,658,506		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 5.253%, (US0001M + 5.150%), 11/25/2028	4,828,455	0.1
10,993,798		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.753%, (US0001M + 2.650%), 12/25/2029	11,284,057	0.1
7,297,380		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.903%, (US0001M + 1.800%), 07/25/2030	7,343,516	0.1
1,373,981		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.403%, (US0001M + 2.300%), 09/25/2030	1,390,996	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

9,354,622	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.753%, (US0001M + 2.650%), 01/25/2049	9,476,517	0.1
8,508,068	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.153%, (US0001M + 2.050%), 04/25/2049	8,550,888	0.1
6,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.350%, (SOFR30A + 2.300%), 08/25/2033	6,115,669	0.1
5,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 3.700%, (SOFR30A + 3.650%), 11/25/2041	5,087,408	0.1
1,025,187	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.559%, 07/25/2033	1,104,589	0.0
1,671,011	(1),(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	1,691,697	0.0
3,831,406	(1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.731%, 10/25/2058	3,887,958	0.1
1,366,772	(4)	Ginnie Mae 2005-37 SI, 6.046%, (-1.000*US0001M + 6.150%), 05/20/2035	253,011	0.0
1,274,175	(4)	Ginnie Mae 2007-23 ST, 6.096%, (-1.000*US0001M + 6.200%), 04/20/2037	188,762	0.0
1,500,806	(4)	Ginnie Mae 2007-40 SE, 6.646%, (-1.000*US0001M + 6.750%), 07/20/2037	306,457	0.0
1,024,792	(4)	Ginnie Mae 2007-7 EI, 6.096%, (-1.000*US0001M + 6.200%), 02/20/2037	186,132	0.0
3,547,788	(4)	Ginnie Mae 2010-11 SA, 6.313%, (-1.000*US0001M + 6.420%), 01/16/2040	687,677	0.0
1,581,669	(4)	Ginnie Mae 2010-14 SB, 6.696%, (-1.000*US0001M + 6.800%), 11/20/2035	309,157	0.0
1,265,670	(4)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	191,292	0.0
515,141		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	505,912	0.0
22,201,306	(4)	Ginnie Mae 2018-167 CS, 5.996%, (-1.000*US0001M + 6.100%), 12/20/2048	2,830,551	0.0
409,052	(4)	Ginnie Mae Series 2005-7 AH, 6.663%, (-1.000*US0001M + 6.770%), 02/16/2035	70,187	0.0
7,557,204	(4)	Ginnie Mae Series 2007-17 IC, 6.143%, (-1.000*US0001M + 6.250%), 04/16/2037	1,095,903	0.0
8,138,686	(4)	Ginnie Mae Series 2007-41 SL, 6.596%, (-1.000*US0001M + 6.700%), 07/20/2037	1,662,712	0.0
899,543	(4)	Ginnie Mae Series 2008-2 SW, 6.446%, (-1.000*US0001M + 6.550%), 01/20/2038	179,548	0.0
481,747	(4)	Ginnie Mae Series 2008-35 SN, 6.296%, (-1.000*US0001M + 6.400%), 04/20/2038	74,472	0.0
270,021	(4)	Ginnie Mae Series 2008-40 PS, 6.393%, (-1.000*US0001M + 6.500%), 05/16/2038	45,713	0.0
707,492	(4)	Ginnie Mae Series 2009-25 KS, 6.096%, (-1.000*US0001M + 6.200%), 04/20/2039	135,021	0.0
517,668		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	572,973	0.0
497,864		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	546,989	0.0
10,722,080		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	11,419,047	0.1
1,018,226		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,113,307	0.0
1,323,797		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	1,380,292	0.0
2,844,612		Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	3,075,484	0.0
1,374,268	(4)	Ginnie Mae Series 2010-116 NS, 6.543%, (-1.000*US0001M + 6.650%), 09/16/2040	232,339	0.0
4,084,485	(4)	Ginnie Mae Series 2010-116 SK, 6.516%, (-1.000*US0001M + 6.620%), 08/20/2040	761,836	0.0
4,920,564	(4)	Ginnie Mae Series 2010-149 HS, 5.993%, (-1.000*US0001M + 6.100%), 05/16/2040	429,150	0.0
423,800		Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	465,668	0.0
1,631,539	(4)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	229,064	0.0
937,885	(4)	Ginnie Mae Series 2010-68 MS, 5.746%, (-1.000*US0001M + 5.850%), 06/20/2040	149,753	0.0
1,557,982		Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	1,641,138	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,265,375	(4)	Ginnie Mae Series 2011-72 SA, 5.243%, (-1.000*US0001M + 5.350%), 05/16/2041	315,686	0.0
1,719,167	(4)	Ginnie Mae Series 2011-73 LS, 6.586%, (-1.000*US0001M + 6.690%), 08/20/2039	66,986	0.0
391,491	(4)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	33,581	0.0
3,279,291	(4)	Ginnie Mae Series 2013-111 SA, 6.596%, (-1.000*US0001M + 6.700%), 07/20/2043	620,374	0.0
1,158,923		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,202,619	0.0
4,792,054	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	823,894	0.0
166,918		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	170,416	0.0
788,845	(4)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	35,790	0.0
3,278,049	(4)	Ginnie Mae Series 2014-185 SB, 5.496%, (-1.000*US0001M + 5.600%), 12/20/2044	565,297	0.0
2,396,966	(4)	Ginnie Mae Series 2014-3 QS, 6.046%, (-1.000*US0001M + 6.150%), 03/20/2043	255,495	0.0
5,467,437	(4)	Ginnie Mae Series 2014-3 SU, 5.946%, (-1.000*US0001M + 6.050%), 07/20/2039	935,022	0.0
3,381,924	(4)	Ginnie Mae Series 2014-56 SP, 6.093%, (-1.000*US0001M + 6.200%), 12/16/2039	412,678	0.0
7,782,049	(4)	Ginnie Mae Series 2014-58 SG, 5.493%, (-1.000*US0001M + 5.600%), 04/16/2044	1,173,552	0.0
20,669,435	(4)	Ginnie Mae Series 2015-110 MS, 5.606%, (-1.000*US0001M + 5.710%), 08/20/2045	3,045,222	0.0
1,730,498		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	1,766,878	0.0
18,681,794	(4)	Ginnie Mae Series 2016-160 GS, 5.996%, (-1.000*US0001M + 6.100%), 11/20/2046	3,511,656	0.1
521,525		Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	551,465	0.0
40,121,517	(4)	Ginnie Mae Series 2016-6 SB, 5.546%, (-1.000*US0001M + 5.650%), 01/20/2046	6,518,230	0.1
10,013,901	(4)	Ginnie Mae Series 2017-101 SA, 6.096%, (-1.000*US0001M + 6.200%), 07/20/2047	1,549,830	0.0
19,934,364	(4)	Ginnie Mae Series 2017-163 SH, 6.096%, (-1.000*US0001M + 6.200%), 11/20/2047	3,679,894	0.1
318,666		Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	340,516	0.0
1,655,796		Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	1,733,198	0.0
190,678		Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	214,515	0.0
2,196,796		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	2,317,184	0.0
190,114		Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	214,897	0.0
176,532		Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	181,220	0.0
532,322		Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	545,536	0.0
1,349,931		Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,382,611	0.0
26,402,810	(4)	Ginnie Mae Series 2019-159 SM, 5.946%, (-1.000*US0001M + 6.050%), 12/20/2049	4,727,967	0.1
1,081,376		Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,169,661	0.0
71,326		Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	74,281	0.0
798,785		Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	863,023	0.0
416,445		Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	449,249	0.0
299,424		Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	302,821	0.0
26,785,025	(4)	Ginnie Mae Series 2020-188 PI, 3.500%, 06/20/2050	3,509,192	0.1
26,890,237	(4)	Ginnie Mae Series 2020-32 SG, 5.996%, (-1.000*US0001M + 6.100%), 03/20/2050	4,809,978	0.1
45,316,566	(4)	Ginnie Mae Series 2020-46 BS, 3.246%, (-1.000*US0001M + 3.350%), 04/20/2050	3,736,587	0.1
24,440,452	(4)	Ginnie Mae Series 2020-77 JS, 5.996%, (-1.000*US0001M + 6.100%), 10/20/2048	2,771,775	0.0
100,990,326	(4)	Ginnie Mae Series 2021-139 PI, 2.500%, 08/20/2051	13,893,916	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

27,840,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	29,074,988	0.3
432,479	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	434,383	0.0
693,614	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	696,251	0.0
1,730,002	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,735,543	0.0
823,381	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	825,031	0.0
2,907,792	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.401%, 11/25/2049	2,951,472	0.0
1,123,344	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.004%, 03/25/2050	1,140,129	0.0
1,602,234	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.431%, 10/25/2050	1,632,856	0.0
976,081	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.431%, 10/25/2050	961,826	0.0
1,469,661	(1),(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.398%, 04/25/2052	1,396,063	0.0
1,942		GSR Mortgage Loan Trust 2005-5F 8A1, 0.602%, (US0001M + 0.500%), 06/25/2035	1,904	0.0
138,229		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	116,654	0.0
1,842,223		HarborView Mortgage Loan Trust 2007-5 A1A, 0.294%, (US0001M + 0.190%), 09/19/2037	1,813,493	0.0
86,374		HomeBanc Mortgage Trust 2004-1 2A, 0.962%, (US0001M + 0.860%), 08/25/2029	85,503	0.0
676,018		Impac CMB Trust Series 2005-1 M1, 0.793%, (US0001M + 0.690%), 04/25/2035	664,071	0.0
2,000,000	(1),(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,997,012	0.0
1,897,476		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.522%, (US0001M + 0.420%), 02/25/2046	1,524,161	0.0
125,678	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	126,342	0.0
2,281,146	(1),(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	2,145,138	0.0
331,286		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	187,183	0.0
2,184,085	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 2.445%, 07/25/2035	2,185,300	0.0
1,055,396	(1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.469%, 01/25/2047	1,061,404	0.0
1,873,901	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.773%, 08/25/2047	1,915,476	0.0
1,373,071	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.795%, 12/25/2048	1,399,645	0.0
1,976,387	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.689%, 06/25/2048	1,997,024	0.0
1,902,443	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.689%, 06/25/2048	1,918,170	0.0
2,514,068	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.689%, 06/25/2048	2,537,844	0.0
2,431,756	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.739%, 09/25/2048	2,488,886	0.0
2,096,650	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.738%, 10/25/2048	2,127,940	0.0
2,825,731	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.318%, 02/25/2049	2,846,893	0.0
355,813	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	357,741	0.0
2,705,371	(1),(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.266%, 12/25/2049	2,764,022	0.0
462,519	(1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	468,510	0.0
1,027,825	(1),(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	1,036,022	0.0
1,923,204	(1),(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.453%, 05/25/2050	1,967,241	0.0
1,753,893	(1),(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 5.032%, 10/25/2049	1,816,003	0.0
193,449	(1),(3)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	193,679	0.0
403,880	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	405,740	0.0
1,167,075	(1),(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,175,071	0.0
1,255,870	(1),(3)	JP Morgan Mortgage Trust 2020-1 B1, 3.871%, 06/25/2050	1,306,973	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

437,315	(1),(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	439,167	0.0
418,019	(1),(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	421,493	0.0
770,434	(1),(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.869%, 08/25/2050	793,433	0.0
2,084,584	(1),(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.623%, 12/25/2050	2,108,364	0.0
970,892	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.538%, 03/25/2051	987,191	0.0
380,108	(1),(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	386,956	0.0
3,790,373,100	(1),(4)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	3,983,303	0.1
8,714,509	(4)	Lehman Mortgage Trust 2006-9 2A5, 6.517%, (-1.000*US0001M + 6.620%), 01/25/2037	1,867,653	0.0
13,508,398	(4)	Lehman Mortgage Trust 2006-7 2A4, 6.447%, (-1.000*US0001M + 6.550%), 11/25/2036	2,871,553	0.0
3,100,000	(1)	Mello Warehouse Securitization Trust 2020-1 B, 1.252%, (US0001M + 1.150%), 10/25/2053	3,100,297	0.0
10,250,000	(1)	Mello Warehouse Securitization Trust 2021-1 A, 0.789%, (US0001M + 0.700%), 02/25/2055	10,198,653	0.1
6,150,000	(1)	Mello Warehouse Securitization Trust 2021-1 C, 1.189%, (US0001M + 1.100%), 02/25/2055	6,131,158	0.1
579,038	(1),(3)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	576,610	0.0
4,155,636		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	3,224,948	0.0
1,000,000	(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	985,765	0.0
10,200,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.950%, (SOFR30A + 2.900%), 02/25/2034	10,133,709	0.1
2,420,690	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,535,850	0.0
790,401	(1),(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	836,503	0.0
1,000,000	(1)	Oaktown Re VI Ltd. 2021-1A M1C, 3.050%, (SOFR30A + 3.000%), 10/25/2033	996,137	0.0
6,000,000	(1)	Oaktown Re VII Ltd. 2021-2 M1C, 3.400%, (SOFR30A + 3.350%), 04/25/2034	5,915,054	0.1
369,411	(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	373,501	0.0
532,957	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	538,198	0.0
86,735		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	82,545	0.0
1,237,024	(1),(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.275%, 02/25/2050	1,248,874	0.0
10,000,000	(1)	Radnor RE 2021-1 M1C Ltd., 2.750%, (SOFR30A + 2.700%), 12/27/2033	9,882,602	0.1
1,068,408	(1),(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	1,080,080	0.0
278,906	(1),(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	284,500	0.0
8,665,862		Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	9,336,579	0.1
1,056,205		Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	1,097,805	0.0
676,497		Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	720,414	0.0
763,606	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 4.003%, 10/25/2044	768,697	0.0
1,175,120	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.773%, 05/25/2045	1,180,936	0.0
982,625	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	998,021	0.0
719,182	(1),(3)	Sequoia Mortgage Trust 2017-5 B3, 3.800%, 08/25/2047	728,486	0.0
328,919	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	331,529	0.0
2,500,381	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.437%, 03/25/2048	2,530,155	0.0
756,585	(1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	754,613	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

86,174	(1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	86,514	0.0
610,848	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	617,437	0.0
1,943,153	(1),(3)	Sequoia Mortgage Trust 2020-2 B2, 3.666%, 03/25/2050	1,987,501	0.0
2,960,872	(1),(3)	Sequoia Mortgage Trust 2020-3 B2, 3.336%, 04/25/2050	3,002,454	0.0
988,677	(1),(3)	Sequoia Mortgage Trust 2021-5 B3, 3.058%, 07/25/2051	983,123	0.0
1,809,951	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.678%, 10/25/2047	1,823,272	0.0
2,324,198	(1),(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.768%, 07/25/2048	2,357,231	0.0
469,945	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.225%, 10/20/2035	472,361	0.0
202,116	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.453%, 10/25/2036	197,839	0.0
2,879,348	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.595%, 06/25/2034	2,925,976	0.0
1,596,888		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.122%, (US0001M + 0.510%), 08/25/2045	1,603,207	0.0
50,942,425	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.800%, 08/25/2045	1,957,901	0.0
1,195,163		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.082%, (US0001M + 0.490%), 10/25/2045	1,190,725	0.0
282,280	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.956%, 10/25/2036	284,414	0.0
586,286	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.559%, 11/25/2036	585,512	0.0
727,253	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.381%, 12/25/2036	696,622	0.0
1,681,332	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.381%, 12/25/2036	1,610,516	0.0
914,247	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.847%, 08/25/2046	914,197	0.0
1,327,271	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.991%, 12/25/2036	1,332,750	0.0
355,638	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.832%, 03/25/2037	329,913	0.0
1,186,390		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.002%, (US0001M + 0.900%), 11/25/2035	1,078,336	0.0
1,026,869		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	984,024	0.0
722,536		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	723,068	0.0
296,671		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	298,178	0.0
3,502,578		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.042%, (12MTA + 0.960%), 08/25/2046	2,299,943	0.0
560,507		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.332%, (US0001M + 0.230%), 01/25/2047	575,372	0.0
1,161,201		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.422%, (US0001M + 0.320%), 01/25/2047	1,204,744	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

557,855		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.533%, (US0001M + 0.430%), 06/25/2037	448,776	0.0
672,452		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	671,413	0.0
176,912	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.793%, 04/25/2036	173,351	0.0
1,971,953	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.544%, 09/25/2049	1,993,617	0.0
703,112	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.774%, 08/20/2045	700,564	0.0
1,147,001	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.774%, 08/20/2045	1,137,779	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,432,314,242)		1,437,673,324	14.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.6%

		Federal Home Loan Mortgage Corporation: 2.1%(5)
3,123		2.047%, (US0012M + 1.773%),05/01/2037	3,296	0.0
343,919		2.500%,05/01/2030	358,482	0.0
622,033		2.500%,05/01/2030	648,034	0.0
726,793		2.500%,06/01/2030	756,922	0.0
924,971		3.000%,11/01/2042	977,607	0.0
1,007,194		3.000%,02/01/2043	1,063,719	0.0
928,612		3.000%,03/01/2045	979,686	0.0
1,298,763		3.000%,03/01/2045	1,372,904	0.0
2,842,583		3.000%,04/01/2045	2,999,070	0.0
3,097,994		3.000%,04/01/2045	3,274,917	0.0
11,347,124		3.000%,10/01/2046	11,939,868	0.1
1,350,642		3.000%,10/01/2046	1,427,972	0.0
4,173,861		3.000%,03/01/2048	4,388,690	0.1
5,345,547		3.000%,03/01/2048	5,637,117	0.1
12,590,125		3.000%,08/01/2048	13,212,949	0.1
4,534,045		3.500%,01/01/2045	4,878,685	0.1
1,303,260		3.500%,03/01/2045	1,400,174	0.0
6,979,982		3.500%,12/01/2046	7,514,650	0.1
12,412,981		3.500%,12/01/2046	13,286,587	0.1
5,127,932		3.500%,04/01/2047	5,553,151	0.1
3,814,186		3.500%,07/01/2047	4,055,263	0.1
3,550,349		3.500%,10/01/2047	3,769,720	0.1
13,642,932		3.500%,01/01/2048	14,562,646	0.2
1,842,632		3.500%,03/01/2048	1,971,942	0.0
33,005,894		3.500%,03/01/2048	35,531,125	0.4
21,744,241		3.500%,11/01/2048	23,415,224	0.2
439,314		4.000%,10/01/2041	479,077	0.0
738,402		4.000%,12/01/2041	808,930	0.0
2,092,171		4.000%,08/01/2044	2,298,663	0.0
546,078		4.000%,07/01/2045	595,764	0.0
1,349,668		4.000%,09/01/2045	1,475,428	0.0
2,035,408		4.000%,09/01/2045	2,209,187	0.0
1,003,897		4.000%,09/01/2045	1,087,922	0.0
12,787,067		4.000%,11/01/2045	13,870,824	0.1
1,414,302		4.000%,05/01/2046	1,532,364	0.0
902,775		4.000%,05/01/2047	970,614	0.0
5,009,572		4.000%,11/01/2047	5,356,282	0.1
289,491		4.000%,03/01/2048	310,161	0.0
5,223,607		4.000%,06/01/2048	5,744,680	0.1
280,043		4.500%,08/01/2041	310,157	0.0
664,214		4.500%,09/01/2041	735,098	0.0
470,640		4.500%,10/01/2041	516,707	0.0
1,091,539		4.500%,03/01/2044	1,196,906	0.0
2,026,298		4.500%,02/01/2048	2,182,968	0.0
449,099		4.500%,06/01/2048	482,941	0.0
50,646		5.000%,01/01/2041	57,050	0.0
225,369		5.000%,04/01/2041	251,086	0.0
17,373		5.500%,07/01/2037	19,759	0.0
1,100,478		5.500%,11/01/2038	1,238,876	0.0
1,074		6.000%,12/01/2028	1,183	0.0
12,854		6.000%,01/01/2029	14,158	0.0
1,630		6.500%,01/01/2024	1,800	0.0
3,138		6.500%,12/01/2031	3,572	0.0
326,053		6.500%,09/01/2034	368,221	0.0
759		7.000%,03/01/2032	799	0.0
			209,101,577	2 .1

		Federal National Mortgage Association: 0.2%(5)
25,579		1.637%, (US0012M + 1.486%),07/01/2035	25,743	0.0
3,132,216		3.500%,01/01/2044	3,369,606	0.0
4,297,498		4.000%,12/01/2046	4,676,944	0.1
1,609,672		4.500%,09/01/2047	1,824,779	0.0
10,683,121		5.000%,08/01/2056	12,380,675	0.1
77,197		6.000%,05/01/2038	82,103	0.0
			22,359,850	0.2

		Government National Mortgage Association: 2.8%
9,865,440		2.500%,09/20/2051	10,118,457	0.1
158,306,000	(6)	2.500%,01/15/2052	162,127,431	1.6
8,202,524		3.000%,10/20/2049	8,619,623	0.1
4,464,475		3.000%,11/20/2049	4,691,279	0.1
4,883,229		3.000%,10/20/2051	5,113,869	0.1
2,994,870		3.000%,11/20/2051	3,136,465	0.0
11,120,000	(6)	3.000%,01/15/2052	11,506,207	0.1
643,595		3.500%,07/20/2046	673,658	0.0
4,130,880		3.500%,07/20/2046	4,342,846	0.0
1,129,037		3.500%,10/20/2046	1,218,973	0.0
544,549		3.500%,02/20/2047	570,711	0.0
397,630		3.500%,03/20/2047	415,849	0.0
417,212		3.500%,07/20/2047	438,372	0.0
864,876		3.500%,08/20/2047	913,629	0.0
1,095,158		3.500%,09/20/2047	1,151,154	0.0
8,175,273		3.500%,12/20/2047	8,717,054	0.1
4,882,848		3.500%,01/20/2048	5,227,055	0.1
4,176,981		3.500%,02/20/2048	4,461,142	0.0
8,001,437		3.500%,02/20/2048	8,624,669	0.1
856,768		3.500%,03/20/2048	918,244	0.0
19,536,373		3.500%,03/20/2048	20,971,483	0.2
148,027		4.000%,11/20/2040	160,421	0.0
908,398		4.000%,03/20/2046	978,381	0.0
12,064,209		4.000%,09/20/2047	12,832,823	0.1
6,178,803		4.000%,02/20/2050	6,512,256	0.1
199,157		4.500%,10/15/2039	224,505	0.0
147,243		4.500%,11/15/2039	166,592	0.0
137,261		4.500%,11/15/2039	155,873	0.0
47,506		4.500%,12/15/2039	53,945	0.0
43,183		4.500%,08/20/2041	47,845	0.0
910,591		4.500%,09/15/2047	1,013,455	0.0
			286,104,266	2 .8

		Uniform Mortgage-Backed Securities: 5.5%
741,000	(6)	2.000%,01/15/2037	758,787	0.0
285,594,000	(6)	2.000%,02/15/2052	284,100,472	2.8
31,270,000	(6)	2.500%,02/15/2052	31,825,926	0.3
3,000,000	(6)	3.000%,02/15/2052	3,103,554	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

974,695		2.500%,05/01/2030	1,014,460	0.0
1,965,610		2.500%,06/01/2030	2,042,138	0.0
1,446,702		2.500%,06/01/2030	1,503,042	0.0
878,220		2.500%,07/01/2030	912,453	0.0
1,328,576		3.000%,08/01/2030	1,399,925	0.0
672,263		3.000%,09/01/2030	708,639	0.0
2,233,663		3.000%,04/01/2043	2,357,879	0.0
1,871,252		3.000%,07/01/2043	1,974,530	0.0
614,230		3.000%,08/01/2043	652,221	0.0
396,193		3.000%,09/01/2043	417,999	0.0
6,404,429		3.000%,04/01/2045	6,766,929	0.1
1,244,578		3.000%,08/01/2046	1,315,055	0.0
2,925,707		3.000%,08/01/2046	3,085,042	0.0
844,432		3.000%,11/01/2046	896,751	0.0
1,998,732		3.000%,12/01/2046	2,103,420	0.0
8,132,328		3.000%,12/01/2046	8,542,513	0.1
15,003,449		3.000%,01/01/2047	15,745,449	0.2
3,600,721		3.000%,02/01/2047	3,766,202	0.1
4,157,791		3.000%,03/01/2047	4,362,227	0.1
3,608,677		3.000%,07/01/2047	3,783,763	0.1
18,973,143		3.500%,06/01/2034	20,152,297	0.2
2,321,362		3.500%,10/01/2042	2,507,788	0.0
1,112,413		3.500%,04/01/2043	1,201,794	0.0
3,276,232		3.500%,08/01/2043	3,539,472	0.1
2,023,623		3.500%,03/01/2044	2,176,447	0.0
229,194		3.500%,01/01/2046	246,844	0.0
165,261		3.500%,02/01/2046	177,990	0.0
362,053		3.500%,02/01/2046	389,940	0.0
14,235,590		3.500%,08/01/2046	15,331,017	0.2
974,697		3.500%,08/01/2047	1,035,157	0.0
1,346,458		3.500%,09/01/2047	1,423,707	0.0
16,717,849		3.500%,11/01/2047	18,042,380	0.2
517,914		3.500%,12/01/2047	549,247	0.0
1,043,059		3.500%,02/01/2048	1,109,032	0.0
1,078,955		3.500%,05/01/2048	1,139,479	0.0
9,918,423		3.500%,07/01/2048	10,667,913	0.1
2,384,852		3.500%,10/01/2049	2,588,112	0.0
3,000,000	(6)	3.500%,02/15/2052	3,153,954	0.1
184,737		4.000%,03/01/2042	200,000	0.0
321,682		4.000%,07/01/2042	342,947	0.0
144,917		4.000%,07/01/2042	157,702	0.0
1,169,227		4.000%,07/01/2042	1,284,884	0.0
534,836		4.000%,09/01/2043	587,739	0.0
10,746,141		4.000%,01/01/2045	11,944,541	0.1
1,624,027		4.000%,01/01/2045	1,775,791	0.0
1,220,337		4.000%,03/01/2045	1,336,911	0.0
4,528,555		4.000%,05/01/2045	4,924,579	0.1
1,047,607		4.000%,06/01/2045	1,146,248	0.0
1,172,615		4.000%,11/01/2045	1,286,485	0.0
3,396,642		4.000%,02/01/2046	3,699,264	0.1
5,963,464		4.000%,07/01/2047	6,431,940	0.1
567,082		4.000%,08/01/2047	606,703	0.0
1,824,081		4.000%,08/01/2047	1,951,301	0.0
712,854		4.000%,03/01/2048	762,613	0.0
266,258		4.000%,03/01/2048	283,995	0.0
4,435,914		4.000%,09/01/2048	4,787,498	0.1
11,843,760		4.000%,04/01/2049	12,780,896	0.1
1,419,542		4.250%,11/01/2043	1,565,818	0.0
114,821		4.500%,11/01/2040	126,551	0.0
1,785,622		4.500%,11/01/2040	1,974,440	0.0
251,186		4.500%,11/01/2040	276,974	0.0
2,525		4.500%,12/01/2040	2,785	0.0
4,632		4.500%,12/01/2040	5,123	0.0
3,446		4.500%,01/01/2041	3,776	0.0
5,204		4.500%,01/01/2041	5,758	0.0
199,683		4.500%,10/01/2041	219,007	0.0
263,234		4.500%,10/01/2044	282,608	0.0
482,914		4.500%,12/01/2045	524,456	0.0
193,787		4.500%,04/01/2047	207,522	0.0
816,629		4.500%,04/01/2047	882,181	0.0
3,237,567		4.500%,04/01/2047	3,565,063	0.1
2,119,904		4.500%,04/01/2047	2,311,337	0.0
2,127,153		4.500%,04/01/2047	2,320,120	0.0
994,710		4.500%,05/01/2047	1,083,353	0.0
1,456,058		4.500%,05/01/2047	1,571,737	0.0
1,511,244		4.500%,05/01/2047	1,675,071	0.0
1,331,096		4.500%,05/01/2047	1,453,223	0.0
1,127,202		4.500%,05/01/2047	1,248,879	0.0
895,120		4.500%,06/01/2047	966,522	0.0
673,501		4.500%,06/01/2047	727,115	0.0
928,574		4.500%,06/01/2047	1,022,740	0.0
2,132,605		4.500%,07/01/2047	2,302,323	0.0
405,699		4.500%,08/01/2047	438,971	0.0
70,425		5.000%,06/01/2033	79,587	0.0
15,025		5.000%,09/01/2033	16,663	0.0
45,131		5.000%,11/01/2033	50,954	0.0
13,845		5.000%,03/01/2034	15,342	0.0
15,558		5.000%,03/01/2034	17,541	0.0
104,619		5.000%,02/01/2035	118,214	0.0
64,411		5.000%,06/01/2035	72,732	0.0
3,825		5.000%,06/01/2035	4,322	0.0
38,596		5.000%,07/01/2035	43,609	0.0
248,089		5.000%,08/01/2035	280,626	0.0
309,569		5.000%,10/01/2035	349,833	0.0
13,994		5.000%,10/01/2035	15,822	0.0
179,242		5.000%,02/01/2036	202,815	0.0
2,652		5.000%,03/01/2036	2,999	0.0
33,701		5.000%,03/01/2036	38,101	0.0
5,224		5.000%,05/01/2036	5,905	0.0
3,611		5.000%,06/01/2036	4,081	0.0
140,797		5.000%,07/01/2036	158,897	0.0
73,607		5.000%,11/01/2040	82,365	0.0
48,142		5.000%,05/01/2041	54,589	0.0
141,506		5.000%,06/01/2041	159,337	0.0
310,169		5.000%,06/01/2041	350,487	0.0
91,458		5.500%,03/01/2037	102,544	0.0
97,899		5.500%,06/01/2039	111,900	0.0
890,173		5.500%,10/01/2039	1,018,836	0.0
40,004		6.000%,09/01/2036	44,035	0.0
231		6.500%,02/01/2028	254	0.0
500		6.500%,09/01/2031	551	0.0
132		6.500%,09/01/2031	146	0.0
14,037		6.500%,11/01/2031	15,789	0.0
5,396		6.500%,04/01/2032	5,980	0.0
3,869		6.500%,08/01/2032	4,277	0.0
1,197		6.500%,08/01/2032	1,345	0.0
5,237		7.000%,12/01/2027	5,299	0.0
808		7.000%,10/01/2031	823	0.0
589		7.000%,03/01/2032	609	0.0
824		7.500%,09/01/2030	938	0.0
2,406		7.500%,09/01/2031	2,728	0.0
12,838		7.500%,02/01/2032	14,411	0.0
			555,082,722	5.5

	Total U.S. Government Agency Obligations
	(Cost $1,044,155,496)		1,072,648,415	10.6

U.S. TREASURY OBLIGATIONS: 10.3%
		U.S. Treasury Bonds: 4.9%
58,000		1.250%,05/15/2050	49,275	0.0
64,529,400	(2)	1.375%,11/15/2031	63,732,865	0.6
2,699,000		1.375%,11/15/2040	2,460,518	0.0
268,000		1.625%,11/15/2050	249,774	0.0
166,941,100		2.000%,08/15/2051	170,227,753	1.7
260,291,000		2.000%,11/15/2041	263,341,285	2.6
			500,061,470	4.9

		U.S. Treasury Notes: 5.4%
100,000		0.125%,10/15/2023	99,018	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

25,162,000	(2)	0.500%,11/30/2023	25,067,643	0.3
132,000		0.625%,05/15/2030	123,451	0.0
224,748,900		0.750%,12/31/2023	224,810,355	2.2
102,195,000		1.000%,12/15/2024	102,318,752	1.0
2,336,000		1.125%,02/15/2031	2,267,654	0.0
8,184,600	(2)	1.250%,11/30/2026	8,180,763	0.1
80,148,600		1.250%,12/31/2026	80,073,461	0.8
25,131,200		1.250%,09/30/2028	24,844,547	0.2
59,701,900		1.375%,12/31/2028	59,450,033	0.6
17,183,400		1.500%,11/30/2028	17,255,892	0.2
			544,491,569	5.4

	Total U.S. Treasury Obligations
	(Cost $1,041,522,590)		1,044,553,039	10.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.4%
6,240,000	(1)	ACRE Commercial Mortgage 2021-FL4 C Ltd., 1.854%, (US0001M + 1.750%), 12/18/2037	6,218,336	0.1
5,310,000	(1),(7)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	5,160,038	0.1
4,656,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	4,376,941	0.0
34,578,440	(3),(4)	BANK 2017-BNK4 XA, 1.379%, 05/15/2050	1,812,799	0.0
167,655,000	(3),(4)	BANK 2017-BNK8 XB, 0.174%, 11/15/2050	1,666,675	0.0
3,600,000	(1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	3,158,752	0.0
185,394,492	(3),(4)	BANK 2018-BNK14 XA, 0.491%, 09/15/2060	5,084,314	0.1
19,110,000	(1),(3),(4)	BANK 2018-BNK14 XD, 1.609%, 09/15/2060	1,829,635	0.0
24,056,818	(3),(4)	BANK 2019-BNK16 XA, 0.946%, 02/15/2052	1,329,806	0.0
5,210,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,798,238	0.1
99,937,752	(3),(4)	Bank 2019-BNK19 XA, 0.956%, 08/15/2061	6,216,648	0.1
6,230,737	(3),(4)	BANK 2020-BNK30 XA, 1.332%, 12/15/2053	563,587	0.0
92,840,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	1,960,149	0.0
8,200,000	(1)	BBCMS Trust 2021-AGW E, 3.260%, (US0001M + 3.150%), 06/15/2036	8,190,303	0.1
20,423,049	(3),(4)	BBCMS Trust 2021-C10 XA, 1.308%, 07/15/2054	1,945,996	0.0
3,228,254	(1)	BCRR 2016-FRR3 E Trust, 2.021%, (US0001M + 18.348%), 05/26/2026	3,015,110	0.0
2,620,000	(1),(3)	Benchmark 2018-B3 D Mortgage Trust, 3.037%, 04/10/2051	2,423,392	0.0
54,155,299	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.062%, 08/15/2052	3,083,321	0.0
7,470,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	6,942,563	0.1
36,370,281	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.039%, 03/15/2052	2,269,855	0.0
92,589,384	(3),(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.418%, 03/15/2053	7,449,677	0.1
8,640,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	8,663,603	0.1
1,000,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	996,255	0.0
110,361,239	(3),(4)	Benchmark 2020-B19 XA Mortgage Trust, 1.776%, 09/15/2053	11,296,885	0.1
60,217,805	(3),(4)	Benchmark 2020-B20 XA Mortgage Trust, 1.623%, 10/15/2053	6,179,184	0.1
47,607,686	(3),(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.457%, 12/17/2053	4,860,692	0.1
10,000,000	(1),(3)	Benchmark 2021-B25 E Mortgage Trust, 2.000%, 04/15/2054	7,562,468	0.1
4,972,502	(3),(4)	Benchmark 2021-B28 XA Mortgage Trust, 1.291%, 08/15/2054	475,503	0.0
11,041,000	(1),(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	8,504,411	0.1
8,000,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.210%, 05/25/2052	7,107,243	0.1
5,414,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.522%, 05/25/2052	4,953,886	0.1
4,000,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 2.460%, (US0001M + 2.350%), 02/15/2038	4,016,607	0.0
6,000,000	(1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	6,330,479	0.1
3,340,000	(3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.391%, 11/15/2050	3,550,997	0.0
92,641,295	(3),(4)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.000%, 11/15/2050	3,608,879	0.0
22,336,915	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.389%, 08/10/2049	1,143,717	0.0
45,113,000	(1),(3),(4)	CD 2016-CD1 Mortgage Trust XB, 0.706%, 08/10/2049	1,347,431	0.0
33,007,911	(3),(4)	CD 2017-CD4 Mortgage Trust XA, 1.274%, 05/10/2050	1,564,126	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

7,745,000	(1),(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.432%, 08/10/2049	6,317,255	0.1
37,157,078	(3),(4)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.900%, 07/10/2049	2,587,808	0.0
78,750,566	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.082%, 10/12/2050	3,418,223	0.0
39,562,876	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.890%, 09/15/2050	1,666,242	0.0
78,010,854	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.536%, 06/10/2051	2,789,450	0.0
5,000,000	(1),(3)	Citigroup Commercial Mortgage Trust 2020-420K E, 3.312%, 11/10/2042	4,598,857	0.0
26,939,117	(3),(4)	COMM 2012-CR2 XA, 1.609%, 08/15/2045	132,950	0.0
30,395,355	(3),(4)	COMM 2012-CR4 XA, 1.686%, 10/15/2045	254,476	0.0
27,260,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.614%, 10/15/2045	130,404	0.0
13,885,126	(1),(3),(4)	COMM 2012-LC4 XA, 1.759%, 12/10/2044	736	0.0
4,640,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.900%, 08/10/2046	4,520,637	0.0
9,645,000	(1),(3)	COMM 2013-CR10 F Mortgage Trust, 4.900%, 08/10/2046	8,876,602	0.1
106,812,942	(1),(3),(4)	COMM 2015-PC1 XA, 0.467%, 07/10/2050	1,096,574	0.0
920,000	(3)	COMM 2016-COR1 C, 4.333%, 10/10/2049	967,683	0.0
63,026,811	(3),(4)	COMM 2016-CR28 XA, 0.712%, 02/10/2049	1,403,878	0.0
35,588,813	(3),(4)	COMM 2017-COR2 XA, 1.151%, 09/10/2050	1,935,430	0.0
2,000,000	(1),(3)	COMM 2019-GC44 180B Mortgage Trust, 3.400%, 08/15/2057	1,918,936	0.0
8,261,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	7,802,247	0.1
4,100,000	(1),(3)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	4,203,381	0.0
5,421,000	(3)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.187%, 06/15/2057	5,193,711	0.1
4,340,000	(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.109%, 11/15/2050	3,959,466	0.0
5,010,444	(1)	CSWF 2018-TOP E, 2.360%, (US0001M + 2.250%), 08/15/2035	5,008,080	0.1
3,900,000	(1)	CSWF 2021-SOP2 D, 2.427%, (US0001M + 2.317%), 06/15/2034	3,890,265	0.0
10,000,000	(1)	CSWF 2021-SOP2 E, 3.477%, (US0001M + 3.367%), 06/15/2034	9,955,491	0.1
10,414,316	(1),(8)	DBUBS 2011-LC2A F Mortgage Trust, 3.749%, (US0001M + 3.650%), 07/10/2044	9,729,575	0.1
4,460,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.484%, 08/10/2049	3,774,913	0.0
15,794,145		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	2,888,681	0.0
10,445,114	(1),(3),(4)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	717,897	0.0
42,047,111	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.871%, 05/25/2040	270,716	0.0
31,879,545	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.591%, 05/25/2041	653,196	0.0
9,774,993	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.354%, 01/25/2030	926,316	0.0
23,393,388	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.690%, 03/25/2030	2,844,404	0.0
68,771,905	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.582%, 04/25/2030	7,703,320	0.1
110,772,134	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 0.961%, 09/25/2030	7,948,864	0.1
101,344,299	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.932%, 09/25/2030	7,083,450	0.1
41,052,946	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.775%, 12/25/2030	2,424,644	0.0
13,351,938	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.512%, 05/25/2035	2,098,092	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

223,355,545	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KHG2 X, 0.304%, 02/25/2030	4,619,238	0.1
77,587,874	(3),(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.394%, 04/25/2030	1,994,877	0.0
62,235,237	(1),(7)	FREMF 2016-K55 D Mortgage Trust, 0.000%, 04/25/2049	47,952,574	0.5
32,187,797	(1),(7)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	23,970,494	0.2
1,182,347,248	(1),(4)	FREMF 2017-K64 X2A Mortgage Trust, 0.100%, 05/25/2050	4,982,175	0.1
292,563,019	(1),(4)	FREMF 2017-K64 X2B Mortgage Trust, 0.100%, 05/25/2050	1,265,979	0.0
7,118,789	(1)	FREMF 2018-KBF2 C Mortgage Trust, 4.594%, (US0001M + 4.500%), 10/25/2025	7,160,170	0.1
6,000,000	(1)	FREMF 2019-KBF3 C Mortgage Trust, 4.844%, (US0001M + 4.750%), 01/25/2029	6,054,488	0.1
36,333,311	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	36	0.0
5,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.973%, 02/27/2050	4,961,929	0.1
5,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	4,598,917	0.1
8,971,340	(1),(3)	FRR Re-REMIC Trust 2018-C1 CK43, 0.000%, 02/27/2048	7,897,976	0.1
131,598,720	(1),(8)	GAM 2021-WF1 A LLC, 5.250%, 12/30/2026	131,598,720	1.3
10,325,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK44, 2.071%, 10/27/2028	9,934,081	0.1
11,599,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.435%, 10/27/2028	10,586,595	0.1
8,825,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 10/27/2028	7,930,539	0.1
10,728,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 10/27/2028	9,424,314	0.1
8,727,000	(1)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.079%, 10/27/2028	8,050,349	0.1
7,409,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 10/27/2028	5,368,232	0.1
8,821,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 10/27/2028	7,690,809	0.1
8,724,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 10/27/2028	7,457,998	0.1
12,584,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 4.400%, 07/28/2027	9,849,621	0.1
15,763,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 4.420%, 12/29/2027	12,096,276	0.1
8,541,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.665%, (SOFR30A + 2.500%), 07/15/2036	8,493,694	0.1
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.210%, (US0001M + 2.100%), 07/15/2035	4,079,334	0.0
6,140,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	3,749,676	0.0
44,309,739	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.009%, 11/10/2046	657,605	0.0
54,917,633	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.946%, 06/10/2047	902,330	0.0
6,465,050		GS Mortgage Securities Trust 2014-GC24 A4, 3.666%, 09/10/2047	6,668,010	0.1
59,603,112	(3),(4)	GS Mortgage Securities Trust 2016-GS4 XA, 0.579%, 11/10/2049	1,293,966	0.0
68,713,389	(3),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.019%, 05/10/2050	3,377,346	0.0
77,947,221	(3),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 0.956%, 02/10/2052	4,500,423	0.0
3,420,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	3,629,188	0.0
8,813,359	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.656%, 04/15/2047	96,328	0.0
930,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.560%, (US0001M + 2.450%), 04/15/2038	930,611	0.0
2,400,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.527%, 07/15/2046	2,431,598	0.0
4,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,326,851	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

26,191,665	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.863%, 06/15/2045	31,294	0.0
5,550,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	5,455,545	0.1
7,345,454	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 E, 3.744%, 12/15/2046	6,990,840	0.1
16,556,586	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	16,847,780	0.2
5,000,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 D, 4.576%, 07/15/2047	4,277,066	0.0
79,278,262	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.593%, 12/15/2049	1,881,241	0.0
10,720,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	10,115,039	0.1
6,363,797	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.192%, 11/15/2045	6,583,944	0.1
7,840,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.886%, 01/15/2047	7,682,555	0.1
6,470,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	5,291,900	0.1
1,233,396	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.964%, 10/15/2048	29,064	0.0
2,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.110%, (US0001M + 2.000%), 05/15/2036	1,985,355	0.0
652,612	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.442%, 11/15/2038	2,112	0.0
600,000	(1)	Life 2021-BMR F Mortgage Trust, 2.460%, (US0001M + 2.350%), 03/15/2038	599,866	0.0
7,160,000	(1),(3)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.166%, 04/20/2048	7,127,503	0.1
41,331,484	(1),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.857%, 03/10/2050	972,294	0.0
6,472,490	(1)	MBRT 2019-MBR H1, 4.360%, (US0001M + 4.000%), 11/15/2036	6,391,564	0.1
3,206,315	(1)	Merit 2020-Hill E, 3.210%, (US0001M + 3.100%), 08/15/2037	3,213,530	0.0
3,000,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.598%, 11/15/2045	2,892,230	0.0
4,340,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 4.897%, 11/15/2046	4,168,774	0.0
68,279,483	(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 0.965%, 12/15/2047	1,563,907	0.0
3,470,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.898%, 04/15/2047	3,528,857	0.0
2,330,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	2,173,760	0.0
14,914,000	(1),(8)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	3,728,500	0.1
7,455,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	8,081,061	0.1
31,830,656	(3),(4)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.238%, 06/15/2054	2,676,267	0.0
4,670,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	4,236,251	0.0
46,103,333	(3),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.779%, 12/15/2050	1,752,567	0.0
6,130,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	5,984,704	0.1
2,210,000	(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,214,898	0.0
110,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	109,909	0.0
7,680,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	8,060,102	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

5,280,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.461%, 12/10/2045	4,775,282	0.1
9,020,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.461%, 12/10/2045	6,321,512	0.1
2,000,000	(1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	1,667,520	0.0
6,000,000	(1),(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,668,876	0.1
1,482,204	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.520%, 11/15/2044	1,480,125	0.0
9,582,126	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.763%, 08/15/2045	32,572	0.0
12,946,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.239%, 03/15/2045	10,829,886	0.1
3,920,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,637,060	0.0
74,112,800	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.797%, 11/15/2047	1,497,671	0.0
8,754,952	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.851%, 11/15/2045	72,954	0.0
2,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,801,407	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $860,533,572)		848,369,842	8.4

ASSET-BACKED SECURITIES: 15.7%
		Automobile Asset-Backed Securities: 0.8%
5,950,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,117,955	0.1
8,440,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,698,267	0.1
5,750,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,833,952	0.1
5,050,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,135,941	0.1
8,300,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	8,375,860	0.1
1,500,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,540,463	0.0
550,000		Drive Auto Receivables Trust 2021-2 D, 1.390%, 03/15/2029	539,789	0.0
3,030,000		Exeter Automobile Receivables Trust 2020-3A C, 1.320%, 07/15/2025	3,044,144	0.0
3,250,000	(1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	3,252,171	0.0
190,985		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	191,827	0.0
1,526,995		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,533,746	0.0
7,550,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,651,521	0.1
4,550,000		Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,617,929	0.0
4,150,000		Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	4,162,963	0.0
10,900,000		Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	10,768,223	0.1
6,050,000	(1)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	5,996,975	0.1
		77,461,726		0.8

		Credit Card Asset-Backed Securities: 0.0%
600,000		Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	610,219	0.0

		Home Equity Asset-Backed Securities: 0.1%
3,140,339	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,002,823	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

5,485,524		Freddie Mac Structured Pass Through Certificates T-31 A7, 0.353%, (US0001M + 0.250%), 05/25/2031	5,468,146	0.1
2,937,666	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	1,563,916	0.0
170,116	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.724%, 12/25/2036	137,916	0.0
601,350		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.422%, (US0001M + 0.160%), 02/25/2037	604,700	0.0
728,134		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.562%, (US0001M + 0.230%), 02/25/2037	722,270	0.0
1,659,585	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,753,413	0.0
			13,253,184	0.1

		Other Asset-Backed Securities: 13.6%
9,500,000	(1)	AGL CLO 5 Ltd. 2020-5A A1R, 1.292%, (US0003M + 1.160%), 07/20/2034	9,494,699	0.1
6,750,000	(1)	AIG CLO 2021-1A C, 1.878%, (US0003M + 1.750%), 04/22/2034	6,575,175	0.1
3,000,000	(1)	Aimco CLO 11 Ltd. 2020-11A AR, 1.253%, (US0003M + 1.130%), 10/17/2034	2,992,971	0.0
10,000,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.462%, (US0003M + 1.330%), 01/20/2033	10,001,590	0.1
1,053,363	(1),(3),(4),(8)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
1,850,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.077%, (US0003M + 1.950%), 04/14/2029	1,834,521	0.0
3,900,000	(1)	Apidos CLO XII 2013-12A AR, 1.204%, (US0003M + 1.080%), 04/15/2031	3,900,051	0.0
500,000	(1)	Apidos CLO XII 2013-12A CR, 1.924%, (US0003M + 1.800%), 04/15/2031	500,023	0.0
20,000,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.452%, (US0003M + 1.320%), 01/20/2033	20,001,720	0.2
10,000,000	(1)	Apidos CLO XXXV 2021-35A C, 1.782%, (US0003M + 1.650%), 04/20/2034	9,698,600	0.1
4,405,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	4,472,553	0.0
2,029,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	2,094,731	0.0
1,915,395	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,949,302	0.0
3,851,823	(1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	3,856,750	0.0
7,208,750	(1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	7,391,130	0.1
10,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.354%, (US0003M + 1.230%), 01/15/2030	9,958,590	0.1
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.472%, (US0003M + 1.350%), 07/18/2029	3,890,105	0.0
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 1.432%, (US0003M + 1.300%), 07/20/2029	6,361,089	0.1
3,750,000	(1)	Barings Clo Ltd. 2019-4A C, 2.924%, (US0003M + 2.800%), 01/15/2033	3,750,791	0.0
1,200,000	(1)	BDS 2021-FL9 D Ltd., 2.354%, (US0001M + 2.250%), 11/16/2038	1,195,277	0.0
8,555,000	(1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	8,538,470	0.1
4,250,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.452%, (US0003M + 1.330%), 01/17/2033	4,250,778	0.0
6,500,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.282%, (US0003M + 2.150%), 01/20/2032	6,473,506	0.1
13,900,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A A1, 1.204%, (US0003M + 1.080%), 04/25/2034	13,831,056	0.1
4,600,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A C, 2.324%, (US0003M + 2.200%), 04/25/2034	4,605,373	0.0
15,250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.332%, (US0003M + 1.200%), 01/20/2031	15,193,178	0.2
11,560,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.282%, (US0003M + 2.150%), 04/20/2034	11,507,934	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 1.282%, (US0003M + 1.150%), 04/20/2031	4,961,235	0.1
17,350,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.474%, (US0003M + 1.350%), 01/15/2033	17,351,509	0.2
7,550,000	(1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 1.379%, (US0003M + 1.170%), 10/15/2034	7,549,985	0.1
5,350,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.124%, (US0003M + 2.000%), 04/15/2034	5,310,148	0.1
6,500,000	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	6,674,091	0.1
7,570,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 1.302%, (US0003M + 1.170%), 07/20/2034	7,557,320	0.1
4,400,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 2.132%, (US0003M + 2.000%), 07/20/2034	4,352,555	0.0
6,600,000	(1)	California Street CLO IX L.P. 2012-9A CR3, 2.622%, (US0003M + 2.500%), 07/16/2032	6,583,817	0.1
10,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.272%, (US0003M + 1.140%), 01/20/2031	10,000,030	0.1
689,945	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.206%, (US0003M + 1.050%), 05/15/2031	690,075	0.0
27,000,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.272%, (US0003M + 1.140%), 04/20/2034	26,955,882	0.3
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.252%, (US0003M + 1.130%), 04/17/2031	3,250,822	0.0
11,000,000	(1)	Carlyle US CLO 2017-3A BR Ltd., 2.132%, (US0003M + 2.000%), 07/20/2029	10,955,208	0.1
14,150,000	(1)	Carlyle US CLO 2020-2A A1R Ltd., 1.349%, (US0003M + 1.140%), 01/25/2035	14,124,841	0.1
8,900,000	(1)	CARLYLE US CLO 2021-1A A1 Ltd., 1.264%, (US0003M + 1.140%), 04/15/2034	8,890,441	0.1
10,000,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 2.124%, (US0003M + 2.000%), 07/23/2034	9,937,870	0.1
21,700,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.284%, (US0003M + 1.160%), 07/23/2034	21,687,522	0.2
12,400,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1R, 1.272%, (US0003M + 1.150%), 10/17/2034	12,392,771	0.1
11,200,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 1.572%, (US0003M + 1.450%), 10/17/2034	11,184,051	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 0.702%, (US0001M + 0.600%), 07/25/2033	35,868	0.0
2,150,000	(1)	CIFC Funding 2017-2A CR Ltd., 1.982%, (US0003M + 1.850%), 04/20/2030	2,150,049	0.0
3,000,000	(1)	CIFC Funding 2017-5A A1, 1.302%, (US0003M + 1.180%), 11/16/2030	2,999,994	0.0
11,380,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.452%, (US0003M + 1.330%), 01/16/2033	11,380,569	0.1
3,000,000	(1)	CIFC Funding 2019-6A A2 Ltd., 1.872%, (US0003M + 1.750%), 01/16/2033	3,000,801	0.0
7,300,000	(1)	CIFC Funding 2021-IA A1 Ltd., 1.234%, (US0003M + 1.110%), 04/25/2033	7,297,343	0.1
2,898,588	(1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	2,888,608	0.0
9,168,809	(1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	8,973,159	0.1
4,643,125	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,989,374	0.1
2,394,875	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,490,637	0.0
15,800,000	(1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	15,822,730	0.2
4,200,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.312%, (US0003M + 1.180%), 10/20/2030	4,200,832	0.0
2,570,500	(1)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,714,461	0.0
11,004,000	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	11,623,537	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

12,139,000	(1)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	12,452,209	0.1
5,689,125	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,025,216	0.1
5,450,000	(1)	DRIVEN BRANDS FUNDING LLC 2021-1A A2, 2.791%, 10/20/2051	5,379,485	0.1
2,267,750	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,367,114	0.0
6,400,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 2.172%, (US0003M + 2.050%), 07/18/2030	6,401,408	0.1
11,400,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR2, 1.924%, (US0003M + 1.800%), 04/15/2034	11,165,605	0.1
8,850,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 1.302%, (US0003M + 1.180%), 04/17/2033	8,853,425	0.1
5,900,000	(1)	Dryden Senior Loan Fund 2021-92A A, 1.282%, (US0003M + 1.150%), 11/20/2034	5,901,009	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.356%, (US0003M + 1.200%), 08/15/2030	5,566,046	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.382%, (US0003M + 1.250%), 01/20/2030	8,000,024	0.1
16,000,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.354%, (US0003M + 1.230%), 10/15/2029	15,994,736	0.2
13,000,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.269%, (US0003M + 1.130%), 07/20/2034	12,992,603	0.1
4,228,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,386,325	0.0
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 1.314%, (US0003M + 1.190%), 10/15/2030	2,300,030	0.0
3,634,545	(1)	Helios Issuer LLC 2021-A A4, 1.800%, 02/20/2048	3,584,383	0.0
4,428,683	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	4,710,458	0.1
762,012	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	791,616	0.0
707,404	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	732,175	0.0
1,853,715	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	1,938,602	0.0
7,750,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.132%, (US0003M + 2.000%), 10/20/2027	7,744,280	0.1
3,759,151	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,194,340	0.0
2,691,038	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	2,909,685	0.0
20,900,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.512%, (US0003M + 1.380%), 01/20/2033	20,902,487	0.2
6,000,000	(1)	Kayne CLO 6 Ltd. 2019-6A A2, 1.982%, (US0003M + 1.850%), 01/20/2033	6,002,112	0.1
4,250,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.322%, (US0003M + 1.200%), 04/17/2033	4,255,334	0.0
7,130,000	(1)	Kayne CLO I Ltd. 2018-1A CR, 1.874%, (US0003M + 1.750%), 07/15/2031	7,129,971	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 1.382%, (US0003M + 1.250%), 01/20/2031	5,990,448	0.1
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 1.352%, (US0003M + 1.220%), 04/20/2031	4,963,355	0.1
11,900,000	(1)	LCM XXIV Ltd. 24A CR, 2.032%, (US0003M + 1.900%), 03/20/2030	11,854,828	0.1
7,087,425	(1)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	7,234,801	0.1
6,258,420	(1)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	6,273,733	0.1
9,768,951	(1)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	9,717,654	0.1
6,150,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.124%, (US0003M + 2.000%), 04/19/2033	6,135,541	0.1
6,250,000	(1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 1.518%, (US0003M + 1.400%), 10/15/2032	6,249,963	0.1
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 1.932%, (US0003M + 1.800%), 04/20/2030	1,384,638	0.0
8,800,000	(1)	Magnetite XXVII Ltd. 27A AR, 1.272%, (US0003M + 1.140%), 10/20/2034	8,799,982	0.1
2,587,705	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	2,591,495	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

223,848	(1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	224,681	0.0
4,200,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,239,311	0.0
3,000,000	(1)	MF1 2021-FL7 D Ltd., 2.658%, (US0001M + 2.550%), 10/16/2036	2,970,019	0.0
1,000,000	(1)	MF1 2021-FL7 E Ltd., 2.908%, (US0001M + 2.800%), 10/16/2036	985,006	0.0
845,320	(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	910,201	0.0
4,315,575	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	4,533,840	0.0
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,132,133	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,302,552	0.0
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.610%, 09/25/2057	2,634,847	0.0
3,218,357	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	3,402,630	0.0
5,289,667	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	5,643,802	0.1
1,351,576	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,420,329	0.0
3,681,786	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	3,797,292	0.0
5,096,941	(1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	5,270,155	0.1
10,199,267	(1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	9,938,078	0.1
4,363,208	(1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	4,321,597	0.0
1,970,883	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,054,049	0.0
12,250,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.464%, (US0003M + 1.340%), 01/19/2033	12,251,715	0.1
2,200,000	(1)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.235%, (US0003M + 1.100%), 12/21/2029	2,200,341	0.0
14,050,000	(1)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.874%, (US0003M + 1.750%), 07/25/2030	14,003,537	0.1
5,750,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.022%, (US0003M + 1.900%), 01/18/2034	5,687,256	0.1
22,190,000	(1)	Oaktree CLO 2020-1A AR Ltd., 1.274%, (US0003M + 1.150%), 07/15/2034	22,164,859	0.2
19,800,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.284%, (US0003M + 1.160%), 07/15/2034	19,788,734	0.2
12,050,000	(1)	OCP CLO 2020-19A AR Ltd., 1.282%, (US0003M + 1.150%), 10/20/2034	12,035,974	0.1
8,950,000	(1)	OCP CLO 2021-22A A Ltd., 1.296%, (US0003M + 1.180%), 12/02/2034	8,951,781	0.1
14,950,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.082%, (US0003M + 1.950%), 03/17/2030	14,879,571	0.2
3,500,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.174%, (US0003M + 2.050%), 07/15/2029	3,500,035	0.0
2,300,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 1.277%, (US0003M + 1.150%), 10/20/2034	2,297,298	0.0
25,350,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.224%, (US0003M + 2.100%), 07/15/2029	25,058,475	0.3
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.474%, (US0003M + 1.350%), 07/19/2030	4,056,849	0.0
6,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 1.906%, (US0003M + 1.750%), 02/14/2031	5,967,660	0.1
21,243,110	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.340%, (US0003M + 1.180%), 11/18/2031	21,245,064	0.2
7,830,000	(1)	OHA Credit Funding 2019-3A AR Ltd., 1.272%, (US0003M + 1.140%), 07/02/2035	7,829,984	0.1
10,250,000	(1)	OHA Credit Funding 2020-6A AR Ltd., 1.272%, (US0003M + 1.140%), 07/20/2034	10,249,980	0.1
6,650,000	(1)	OHA Credit Funding 4 Ltd. 2019-4A AR, 1.278%, (US0003M + 1.150%), 10/22/2036	6,651,184	0.1
6,700,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.084%, (US0003M + 1.900%), 07/19/2035	6,622,716	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

10,700,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 1.960%, (US0003M + 1.800%), 02/20/2034	10,493,394	0.1
17,700,000	(1)	OHA Loan Funding 2015-1A AR3 Ltd., 6.659%, (US0003M + 1.150%), 01/19/2037	17,703,522	0.2
3,686,617	(1)	Pagaya AI Debt Selection Trust 2021-3 A, 1.150%, 05/15/2029	3,671,337	0.0
4,573,760	(1)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	4,555,308	0.0
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 1.252%, (US0003M + 1.130%), 01/17/2031	3,550,990	0.0
6,600,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.232%, (US0003M + 1.100%), 07/20/2030	6,598,060	0.1
5,800,000	(1)	Palmer Square CLO 2021-1A B Ltd., 1.832%, (US0003M + 1.700%), 04/20/2034	5,660,185	0.1
7,550,000	(1)	Palmer Square CLO 2021-3A A2 Ltd., 1.633%, (US0003M + 1.400%), 01/15/2035	7,544,519	0.1
25,000,000	(1)	Palmer Square CLO Ltd. 2021-2A A, 1.274%, (US0003M + 1.150%), 07/15/2034	25,003,800	0.3
327,628	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.532%, 01/25/2036	327,669	0.0
4,949,000	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,093,913	0.1
14,500,000	(1)	Riserva Clo Ltd. 2016-3A ARR, 1.182%, (US0003M + 1.060%), 01/18/2034	14,416,277	0.1
9,150,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 2.032%, (US0003M + 1.900%), 04/20/2034	9,046,157	0.1
120,447	(1),(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	120,667	0.0
336,005	(1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	336,676	0.0
7,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,062,860	0.1
3,700,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,733,290	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,021,964	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,039,949	0.0
4,100,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	4,157,480	0.0
1,300,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,314,832	0.0
2,350,000	(1)	SoFi Consumer Loan Program 2021-1 C Trust, 1.610%, 09/25/2030	2,320,912	0.0
7,202,667	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	7,490,053	0.1
3,990,000	(1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	3,922,077	0.0
20,950,000	(1)	Sound Point Clo XVI Ltd. 2017-2A CR, 2.324%, (US0003M + 2.200%), 07/25/2030	20,882,751	0.2
17,500,000	(1)	Sound Point CLO XXIII 2019-2A AR, 1.294%, (US0003M + 1.170%), 07/15/2034	17,499,965	0.2
9,950,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.424%, (US0003M + 2.300%), 04/25/2034	9,959,015	0.1
22,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.524%, (US0003M + 1.400%), 01/15/2033	22,061,699	0.2
7,793,187	(1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	7,811,953	0.1
9,884,605	(1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	9,864,671	0.1
4,657,309	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,112,419	0.1
4,091,909	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,318,402	0.0
8,450,000	(1)	Symphony CLO XXVI Ltd. 2021-26A CR, 2.132%, (US0003M + 2.000%), 04/20/2033	8,384,386	0.1
5,965,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,496,624	0.1
13,200,000	(1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	12,947,522	0.1
5,000,000	(1)	TCW CLO 2017-1A A2RR Ltd., 1.569%, (US0003M + 1.450%), 10/29/2034	4,999,975	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

13,150,000	(1)	TCW CLO 2021-1A C Ltd., 2.032%, (US0003M + 1.900%), 03/18/2034	13,001,300	0.1
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	6,924,467	0.1
6,716,000	(1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	6,604,142	0.1
5,740,000	(1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	5,594,414	0.1
12,250,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.322%, (US0003M + 1.190%), 11/01/2031	12,246,092	0.1
12,900,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.292%, (US0003M + 1.160%), 07/20/2034	12,899,974	0.1
7,500,000	(1)	Tiaa Clo III Ltd. 2017-2A A, 1.272%, (US0003M + 1.150%), 01/16/2031	7,458,203	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.360%, 11/25/2060	1,442,524	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 3.950%, 11/25/2057	2,686,650	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,460,330	0.0
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,330,156	0.0
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,292,409	0.0
4,500,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	4,451,751	0.0
11,749,938	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	11,533,542	0.1
7,250,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 2.024%, (US0003M + 1.900%), 04/15/2027	7,251,240	0.1
14,900,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.224%, (US0003M + 1.100%), 07/15/2034	14,875,087	0.2
3,542,400	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,693,615	0.0
8,557,000	(1)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	8,570,635	0.1
10,000,000	(1)	Wind River 2021-1A C CLO Ltd., 2.082%, (US0003M + 1.950%), 04/20/2034	9,878,760	0.1
15,810,375	(1)	ZAXBY'S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	16,131,294	0.2
			1,385,250,607	13.6

		Student Loan Asset-Backed Securities: 1.2%
368,910	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	374,639	0.0
1,076,714	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,095,421	0.0
1,555,714	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	1,598,013	0.0
98,284	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	97,998	0.0
2,871,856	(1)	Commonbond Student Loan Trust 2018-CGS A2, 0.903%, (US0001M + 0.800%), 02/25/2046	2,867,417	0.0
4,851,376	(1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	4,849,166	0.1
2,250,000	(1)	ELFI Graduate Loan Program 2021-A B LLC, 2.090%, 12/26/2046	2,236,379	0.0
452,715	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	457,169	0.0
8,133,448	(1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	8,111,650	0.1
4,779,021	(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	4,880,202	0.1
4,176,932	(1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	4,181,679	0.0
4,980,213	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	4,959,101	0.1
1,850,000	(1)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	1,819,768	0.0
2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,635,789	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,489,304	0.0
19,803,348	(1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	19,666,119	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

4,100,000	(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,191,391	0.1
3,000,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,069,541	0.0
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,025,850	0.0
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,345,928	0.0
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,239,658	0.1
7,249,423	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	7,430,824	0.1
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	6,083,287	0.1
3,325,696	(1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	3,390,018	0.0
6,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,187,156	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,073,603	0.0
11,957,392	(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	12,042,306	0.1
		122,399,376		1.2

	Total Asset-Backed Securities
	(Cost $1,592,517,014)		1,598,975,112	15.7

SOVEREIGN BONDS: 2.0%
8,471,964	(9)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	2,986,452	0.0
1,819,735	(9)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	584,608	0.0
504,551		Argentine Republic Government International Bond, 1.000%, 07/09/2029	184,166	0.0
7,775,000	(2)	Brazilian Government International Bond, 3.875%, 06/12/2030	7,555,356	0.1
5,900,000	(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,171,075	0.1
700,000	(2)	Brazilian Government International Bond, 6.000%, 04/07/2026	785,669	0.0
1,000,000		Colombia Government International Bond, 3.125%, 04/15/2031	898,350	0.0
5,225,000	(2)	Colombia Government International Bond, 3.875%, 04/25/2027	5,274,637	0.1
2,500,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,644,195	0.0
5,900,000	(1),(2)	Dominican Republic International Bond, 4.500%, 01/30/2030	6,010,625	0.1
2,700,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	2,750,625	0.0
1,100,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	1,089,000	0.0
1,500,000	(1),(2)	Egypt Government International Bond, 5.875%, 02/16/2031	1,333,380	0.0
1,300,000	(2)	Egypt Government International Bond, 6.588%, 02/21/2028	1,267,526	0.0
7,500,000		Egypt Government International Bond, 7.500%, 01/31/2027	7,828,005	0.1
7,675,000	(1),(2)	Egypt Government International Bond, 7.625%, 05/29/2032	7,291,979	0.1
1,500,000	(1),(2)	Egypt Government International Bond, 8.750%, 09/30/2051	1,345,620	0.0
1,240,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	1,207,543	0.0
12,725,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	10,771,013	0.1
EUR 2,800,000	(1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	3,074,788	0.0
3,725,535	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	3,752,210	0.1
2,350,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	2,382,465	0.0
1,000,000		Jordan Government International Bond, 6.125%, 01/29/2026	1,068,750	0.0
1,200,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,270,164	0.0
3,000,000		Mexico Government International Bond, 3.750%, 04/19/2071	2,704,500	0.0
1,750,000		Mexico Government International Bond, 3.771%, 05/24/2061	1,616,799	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,375,000		Mexico Government International Bond, 4.280%, 08/14/2041	1,428,281	0.0
5,675,000	(1)	Morocco Government International Bond, 2.375%, 12/15/2027	5,545,411	0.1
5,850,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	5,599,444	0.1
1,450,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,319,500	0.0
2,250,000		Morocco Government International Bond, 4.250%, 12/11/2022	2,305,348	0.0
600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	614,759	0.0
3,400,000		Oman Government International Bond, 6.000%, 08/01/2029	3,667,665	0.1
2,350,000	(1)	Oman Government International Bond, 6.750%, 10/28/2027	2,637,595	0.0
5,250,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	6,131,895	0.1
693,000		Panama Government International Bond, 6.700%, 01/26/2036	929,864	0.0
1,000,000		Panama Government International Bond, 9.375%, 04/01/2029	1,436,070	0.0
600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	621,006	0.0
3,600,000	(1),(2)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,715,560	0.1
2,675,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	2,967,378	0.0
4,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,522,200	0.1
3,375,000		Peruvian Government International Bond, 1.862%, 12/01/2032	3,088,159	0.0
2,525,000	(2)	Peruvian Government International Bond, 2.780%, 12/01/2060	2,222,025	0.0
4,450,000	(2)	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	4,526,095	0.1
12,300,000	(2)	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	12,734,190	0.1
EUR 2,050,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	2,086,356	0.0
3,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	3,898,570	0.1
2,600,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,847,374	0.0
5,200,000	(1)	Saudi Government International Bond, 2.250%, 02/02/2033	5,082,012	0.1
1,750,000	(1)	Saudi Government International Bond, 3.250%, 10/22/2030	1,883,613	0.0
2,450,000	(1),(2)	Saudi Government International Bond, 3.450%, 02/02/2061	2,478,959	0.0
554,000		Saudi Government International Bond, 4.500%, 04/17/2030	646,950	0.0
2,925,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	3,415,757	0.0
1,200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	634,032	0.0
9,475,000		Turkey Government International Bond, 4.875%, 10/09/2026	8,611,221	0.1
1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	898,330	0.0
1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	933,326	0.0
1,700,000		Turkey Government International Bond, 6.375%, 10/14/2025	1,663,984	0.0
2,083,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,104,388	0.0
2,250,000	(1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	2,069,033	0.0
500,000		Ukraine Government International Bond, 7.375%, 09/25/2032	447,565	0.0
1,500,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,470,936	0.0
10,400,000		Ukraine Government International Bond, 7.750%, 09/01/2025	10,018,840	0.1
1,890,000		Ukraine Government International Bond, 7.750%, 09/01/2026	1,806,859	0.0
850,000		Ukraine Government International Bond, 7.750%, 09/01/2027	808,986	0.0
389,000		Ukraine Government International Bond, 9.750%, 11/01/2028	394,676	0.0

	Total Sovereign Bonds
	(Cost $209,604,632)		204,063,712	2.0

	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options
(Cost $4,366,700)	2,396,615	0.0

Total Long-Term Investments
(Cost $10,053,064,103)	10,168,027,505	100.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.8%
		Commercial Paper: 3.6%
2,000,000	(11)	ANZ Bank, 0.120%, 02/10/2022	1,999,806	0.0
12,000,000		AT&T, Inc., 0.210%, 01/14/2022	11,999,011	0.2
25,000,000		AT&T, Inc., 0.380%, 03/15/2022	24,980,575	0.3
1,794,000	(11)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	1,793,901	0.0
1,900,000	(11)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	1,899,250	0.0
1,600,000	(11)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	1,597,597	0.0
13,000,000		Concord Mimutemen Capital Co. LLC, 0.290%, 04/13/2022	12,989,251	0.2
1,975,000	(11)	Credit Suisse AG, 0.330%, 06/09/2022	1,972,278	0.0
30,000,000	(1)	Crown Point Capital Co. LLC, 0.350%, 04/29/2022	30,000,000	0.3
2,225,000	(11)	DBS Bank Ltd., 0.120%, 02/01/2022	2,224,795	0.0
1,925,000	(11)	DNB Bank ASA, 0.140%, 03/16/2022	1,924,419	0.0
1,575,000	(11)	DNB Bank ASA, 0.140%, 03/22/2022	1,574,465	0.0
10,000,000		Dominion Resources, Inc., 0.250%, 01/21/2022	9,998,577	0.1
7,517,000		Duke Energy Corp., 0.140%, 01/04/2022	7,516,886	0.1
11,064,000		Duke Energy Corp., 0.140%, 01/06/2022	11,063,744	0.2
34,850,000		Enbridge (US) Inc., 0.160%, 01/06/2022	34,849,077	0.4
18,750,000		Entergy Corp., 0.250%, 03/01/2022	18,742,187	0.2
25,000,000		General Mills, Inc., 0.160%, 01/06/2022	24,999,338	0.3
6,750,000		General Mills, Inc., 0.180%, 01/10/2022	6,749,659	0.1
1,925,000	(11)	HSBC Bank PLC, 0.140%, 03/03/2022	1,924,224	0.0
1,500,000	(11)	JPMorgan Securities LLC, 0.220%, 03/14/2022	1,499,313	0.0
850,000	(11)	Landesbank Baden-Wurttemberg, 0.140%, 01/07/2022	849,986	0.0
800,000	(11)	Liberty Street Funding LLC, 0.220%, 03/17/2022	799,617	0.0
1,225,000	(11)	Lloyds Bank PLC, 0.150%, 03/14/2022	1,224,563	0.0
1,050,000	(11)	Lloyds Bank PLC, 0.150%, 03/29/2022	1,049,471	0.0
1,005,000	(11)	LMA-Americas LLC, 0.100%, 01/26/2022	1,004,919	0.0
1,400,000	(11)	LMA-Americas LLC, 0.150%, 03/14/2022	1,399,370	0.0
1,400,000	(11)	LMA-Americas LLC, 0.270%, 05/04/2022	1,398,678	0.0
1,200,000	(11)	Matchpoint Finance PLC, 0.150%, 03/15/2022	1,199,450	0.0
1,600,000	(11)	Mizuho Bank Ltd., 0.150%, 03/16/2022	1,599,216	0.0
1,975,000	(11)	National Australia Bank Ltd., 0.120%, 02/18/2022	1,974,700	0.0
2,000,000	(11)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	1,999,968	0.0
1,625,000	(11)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	1,624,959	0.0
2,000,000	(11)	NRW.Bank, 0.130%, 03/21/2022	1,999,524	0.0
2,225,000	(11)	Old Line Funding LLC, 0.130%, 03/10/2022	2,224,083	0.0
375,000	(11)	Old Line Funding LLC, 0.250%, 04/27/2022	374,673	0.0
1,150,000	(11)	Santander UK PLC, 0.130%, 02/01/2022	1,149,914	0.0
1,350,000	(11)	Santander UK PLC, 0.300%, 05/03/2022	1,348,792	0.0
1,875,000	(11)	Sheffield Receivables Company LLC, 0.240%, 03/15/2022	1,874,141	0.0
30,250,000		Sherwin-Williams Co., 0.180%, 01/20/2022	30,246,975	0.3
38,211,000		Simon Property Group L.P., 0.180%, 01/10/2022	38,209,068	0.4
24,000,000		Simon Property Group L.P., 0.290%, 01/31/2022	23,994,172	0.3
2,325,000	(11)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	2,323,761	0.0
650,000	(11)	Skandinaviska Enskilda Banken AB, 0.220%, 03/15/2022	649,782	0.0
4,000,000	(11)	Societe Generale, 0.170%, 03/31/2022	3,998,600	0.0
1,675,000	(11)	Starbird Funding Corp., 0.250%, 03/21/2022	1,674,132	0.0
350,000	(11)	Starbird Funding Corp., 0.300%, 05/12/2022	349,638	0.0
2,000,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	1,999,436	0.0
1,975,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	1,973,801	0.0
2,000,000	(11)	Swedbank AB, 0.150%, 03/23/2022	1,999,322	0.0
2,000,000	(11)	Swedbank AB, 0.150%, 03/24/2022	1,999,304	0.0
2,225,000	(11)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	2,224,010	0.0
750,000	(11)	Victory Receivables Corporation, 0.120%, 01/06/2022	749,990	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

12,000,000		Waste Management, Inc., 0.370%, 03/09/2022	11,991,704	0.2
2,000,000	(11)	Westpac Banking Corp., 0.130%, 03/25/2022	1,999,244	0.0

	Total Commercial Paper
	(Cost $363,786,522)		363,777,316	3.6

		Floating Rate Notes: 0.2%
1,850,000	(11)	Bank of Montreal, 0.120%, 01/05/2022	1,850,041	0.0
2,275,000	(11)	Bank of Nova Scotia, 0.130%, 02/28/2022	2,275,227	0.1
1,125,000	(11)	Barclays Bank PLC, 0.140%, 03/03/2022	1,124,977	0.0
1,825,000	(11)	Barclays Bank PLC, 0.160%, 03/22/2022	1,824,954	0.0
2,175,000	(11)	Canadian Imperial Bank of Commerce, 0.130%, 02/10/2022	2,175,155	0.1
1,975,000	(11)	DBS Bank Ltd., 0.140%, 03/16/2022	1,974,897	0.0
1,825,000	(11)	National Australia Bank Ltd., 0.130%, 03/10/2022	1,824,968	0.0
1,100,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	1,100,016	0.0
1,800,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	1,800,077	0.0
1,700,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.270%, 06/24/2022	1,700,149	0.0

	Total Floating Rate Notes
	(Cost $17,650,461)		17,650,461	0.2

		U.S. Treasury Bills: 0.3%
25,000,000	(12)	United States Treasury Bill, 0.190%, 06/30/2022
		(Cost $24,974,687)	24,975,916	0.3

		Repurchase Agreements: 4.3%
12,947,283	(11)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $12,947,347, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $13,206,234, due 07/31/22-07/20/71)	12,947,283	0.1
19,624,288	(11)	Bank of Montreal, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $19,624,369, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.250%-4.000%, Market Value plus accrued interest $20,016,783, due 11/30/26-01/01/52)	19,624,288	0.2
16,663,740	(11)	Bethesda Securities LLC, Repurchase Agreement dated 12/31/21, 0.09%, due 01/03/22 (Repurchase Amount $16,663,863, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $16,997,015, due 01/01/25-12/01/51)	16,663,740	0.2
106,588,701	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/21, 0.05%, due 01/3/22 (Repurchase Amount $106,589,139, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $108,720,475, due 02/01/22-07/20/71)	106,588,701	1.0
35,211,299	(11)	CF Secured LLC, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $35,211,444, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $35,915,530, due 01/20/22-06/20/69)	35,211,299	0.3

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

32,476,182	(11)	Citadel Securities LLC, Repurchase Agreement dated 12/31/21, 0.07%, due 01/03/22 (Repurchase Amount $32,476,369, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $33,125,900, due 01/04/22-11/15/51)	32,476,182	0.3
12,004,390	(11)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $12,004,449, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-5.500%, Market Value plus accrued interest $12,244,478, due 11/01/23-11/15/51)	12,004,390	0.1
15,390,458	(11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $15,390,521, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $15,698,267, due 01/13/22-11/01/50)	15,390,458	0.2
20,714,806	(11)	JPMorgan Securities LLC, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $20,714,891, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $21,129,102, due 01/18/22-05/15/40)	20,714,806	0.2
47,998,772	(11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $47,999,009, collateralized by various U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $48,958,992, due 01/01/23-10/20/71)	47,998,772	0.5
9,528,605	(11)	Nomura Securities, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $9,528,644, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $9,719,177, due 09/06/24-09/20/69)	9,528,605	0.1
90,643,004	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/21, 0.07%, due 01/03/22 (Repurchase Amount $90,643,526, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $92,456,337, due 07/15/23-02/15/48)	90,643,004	0.9
21,866,789	(11)	Stonex Financial Inc., Repurchase Agreement dated 12/31/21, 0.09%, due 01/03/22 (Repurchase Amount $21,866,951, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $22,304,130, due 01/13/22-11/20/71)	21,866,789	0.2

	Total Repurchase Agreements
	(Cost $441,658,317)		441,658,317	4.3

		Certificates of Deposit: 0.3%
1,500,000	(11)	Bank of Montreal, 0.130%, 02/28/2022	1,499,955	0.0
1,575,000	(11)	Bank of Montreal, 0.220%, 03/21/2022	1,575,060	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,730,000	(11)	BNP Paribas, 0.130%, 03/03/2022	1,730,015	0.0
1,125,000	(11)	Credit Agricole, 0.230%, 03/09/2022	1,125,151	0.0
1,100,000	(11)	Landesbank Baden-Wurttemberg, 0.160%, 02/07/2022	1,100,052	0.0
1,225,000	(11)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	1,224,973	0.0
775,000	(11)	Lloyds Bank PLC, 0.130%, 02/22/2022	775,136	0.0
1,950,000	(11)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	1,950,088	0.0
1,150,000	(11)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	1,149,977	0.0
1,100,000	(11)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/03/2022	1,099,971	0.0
1,400,000	(11)	Mizuho Bank Ltd., 0.150%, 03/07/2022	1,399,944	0.0
1,950,000	(11)	Mizuho Bank Ltd., 0.150%, 03/14/2022	1,949,858	0.0
1,975,000	(11)	Norinchukin Bank of New York, 0.110%, 01/27/2022	1,975,008	0.1
2,400,000	(11)	Norinchukin Bank of New York, 0.240%, 03/14/2022	2,400,297	0.1
1,150,000	(11)	Oversea-Chinese Banking Corp. Ltd., 0.140%, 02/24/2022	1,150,056	0.0
1,850,000	(11)	Oversea-Chinese Banking Corp. Ltd., 0.250%, 03/17/2022	1,850,253	0.0
1,925,000	(11)	Oversea-Chinese Banking Corp. Ltd., 0.260%, 03/24/2022	1,925,191	0.0
975,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/04/2022	975,003	0.0
2,320,000	(11)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	2,320,257	0.1
1,450,000	(11)	Toronto-Dominion Bank, 0.150%, 03/03/2022	1,450,164	0.0
975,000	(11)	Toronto-Dominion Bank, 0.280%, 05/10/2022	974,964	0.0

	Total Certificates of Deposit
	(Cost $31,601,373)		31,601,373	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
80,707,000	(11),(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	80,707,000	0.8
17,673,000	(11),(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	17,673,000	0.1
17,673,000	(11),(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	17,673,000	0.2
	Total Mutual Funds
	(Cost $116,053,000)		116,053,000	1.1

	Total Short-Term Investments
	(Cost $995,724,360)		995,716,383	9.8

	Total Investments in Securities (Cost $11,048,788,463)		$11,163,743,888	109.9
	Liabilities in Excess of Other Assets		(1,001,321,536)	(9.9)
	Net Assets		$10,162,422,352	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2021.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2021.
(13)	Rate shown is the 7-day yield as of December 31, 2021.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Purchased Options	$–	$2,396,615	$–	$2,396,615
Corporate Bonds/Notes	–	3,959,347,446	–	3,959,347,446
Collateralized Mortgage Obligations	–	1,437,673,324	–	1,437,673,324
Asset-Backed Securities	–	1,598,975,112	–	1,598,975,112
Commercial Mortgage-Backed Securities	–	703,313,047	145,056,795	848,369,842
U.S. Government Agency Obligations	–	1,072,648,415	–	1,072,648,415
Sovereign Bonds	–	204,063,712	–	204,063,712
U.S. Treasury Obligations	–	1,044,553,039	–	1,044,553,039
Short-Term Investments	116,053,000	879,663,383	–	995,716,383
Total Investments, at fair value	$116,053,000	$10,902,634,093	$145,056,795	$11,163,743,888
Other Financial Instruments+
Forward Foreign Currency Contracts	–	24,543	–	24,543
Futures	10,855,498	–	–	10,855,498
Total Assets	$126,908,498	$10,902,658,636	$145,056,795	$11,174,623,929
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(22,104)	$–	$(22,104)
Futures	(1,100,094)	–	–	(1,100,094)
Written Options	–	(600,282)	–	(600,282)
Total Liabilities	$(1,100,094)	$(622,386)	$–	$(1,722,480)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2021, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 9,060	MYR 38,391	Barclays Bank PLC	01/21/22	$(158)
CLP 1,567,550	USD 1,850	Barclays Bank PLC	02/04/22	(18)
CNY 1,332,393	USD 208,118	BNP Paribas	01/21/22	924
IDR 8,987,240,083	USD 624,118	Citibank N.A.	01/21/22	7,056
PEN 292,662	USD 71,792	Citibank N.A.	02/04/22	1,424
RUB 633,021	USD 8,416	Goldman Sachs International	01/21/22	2
RON 5,424,744	USD 1,231,332	Goldman Sachs International	01/21/22	14,863
COP 32,809,987	USD 8,392	Goldman Sachs International	02/04/22	(353)
MXN 201,960	USD 9,560	Goldman Sachs International	02/04/22	250
USD 5,569,270	EUR 4,905,799	HSBC Bank USA N.A.	01/14/22	(17,141)
PLN 1,479	USD 354	HSBC Bank USA N.A.	01/21/22	12
PHP 5,077	USD 101	HSBC Bank USA N.A.	01/21/22	(2)
ILS 1,663	USD 527	JPMorgan Chase Bank N.A.	01/21/22	8
USD 201	HUF 65,822	Morgan Stanley Capital Services LLC	01/21/22	(1)
USD 284	CZK 6,471	Morgan Stanley Capital Services LLC	01/21/22	(11)
ZAR 1,187	USD 73	Morgan Stanley Capital Services LLC	01/21/22	1
USD 119	TRY 1,549	Standard Chartered Bank	01/21/22	3
USD 206,459	BRL 1,183,486	Standard Chartered Bank	02/04/22	(4,420)
				$2,439

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	811	03/22/22	$105,810,156	$(173,998)
U.S. Treasury 2-Year Note	572	03/31/22	124,794,313	(9,038)
U.S. Treasury 5-Year Note	721	03/31/22	87,224,102	20,960
U.S. Treasury Long Bond	2,068	03/22/22	331,784,750	1,821,910
U.S. Treasury Ultra Long Bond	1,998	03/22/22	393,855,750	9,012,628
			$1,043,469,071	$10,672,462
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(957)	03/22/22	(140,140,688)	(917,058)
			$(140,140,688)	$(917,058)

At December 31, 2021, the following OTC purchased equity options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	03/18/22	USD	80.500	8,473,189	USD	737,252,175	$4,366,700	$2,396,615
									$4,366,700	$2,396,615

At December 31, 2021, the following OTC written equity options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	01/21/22	USD	85.250	4,500,440	USD	391,583,284	$2,295,224	$(600,282)
									$2,295,224	$(600,282)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2021:

Investments, at fair value	Fair Value at December 31, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input***
Commercial Mortgage-Backed Securities	$145,056,795	Market Approach	Recent Comparable Transaction Price(s)	$25.00-$100.00	$25.00-$100.00	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended December 31, 2021:

Commercial Mortgage-Backed Securities
Assets:
Beginning balance at March 31, 2021	$-
Purchases	156,808,520
Sales	-
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation)****	(11,751,725)
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at December 31, 2021	$145,056,795
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of December 31, 2021****	$(11,751,725)

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $11,040,772,953.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$239,947,614
Gross Unrealized Depreciation	(107,775,296)

Net Unrealized Appreciation	$132,172,318